UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22743

Blackstone Alternative Investment Funds

(Exact Name of Registrant as a Specified in Charter)

345 Park Avenue

28th Floor

New York, NY 10154

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (212) 583-5000

Peter Koffler, Esq.

c/o Blackstone Alternative Investment Advisors LLC

345 Park Avenue

28th Floor

New York, NY 10154

(Name and Address of Agent for Service)

With a Copy to:

James E. Thomas, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Date of fiscal year end: March 31

Date of reporting period: December 31, 2013

Item 1. Consolidated Schedule of Investments.

The Consolidated Schedule of Investments is attached herewith.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited)

December 31, 2013

Security Description	Shares	Value

COMMON STOCK — 34.1%
Austria — 0.2%
Specialty Finance — 0.2%
Erste Group Bank AG	53,023	$1,847,664

Total Austria		1,847,664

Bahamas — 0.0%
Transportation & Logistics — 0.0%
Ultrapetrol Bahamas Ltd. (a),(b)	1,300	4,862

Total Bahamas		4,862

Belgium — 0.4%
Banking — 0.1%
KBC Groep NV	22,267	1,263,599

Consumer Products — 0.1%
Anheuser-Busch InBev NV	10,575	1,123,980

Insurance — 0.2%
Ageas	45,119	1,921,072

Total Belgium		4,308,651

Bermuda — 0.6%
Insurance — 0.4%
Aspen Insurance Holdings Ltd. (b),(c)	12,700	524,637
Assured Guaranty Ltd. (b),(c)	151,937	3,584,194
Axis Capital Holdings Ltd. (b),(c)	1,600	76,112
Maiden Holdings Ltd. (b),(c)	2,600	28,418

		4,213,361

Oil Gas & Coal — 0.2%
Seadrill Ltd. (b),(c)	49,200	2,021,136

Semiconductors — 0.0%
Marvell Technology Group Ltd. (b),(c)	7,400	106,412

Technology Services — 0.0%
Genpact Ltd. (a),(b),(c)	4,500	82,665

Travel Lodging & Dining — 0.0%
Orient-Express Hotels Ltd. A Shares (a),(b),(c)	28,600	432,146

Total Bermuda		6,855,720

Brazil — 0.3%
Institutional Financial Service — 0.1%
CETIP SA — Mercados Organizados	79,500	815,471

Insurance — 0.1%
Brasil Insurance Participacoes e Administracao SA	93,200	720,949

Iron & Steel — 0.1%
Vale SA ADR	53,250	812,063

Oil Gas & Coal — 0.0%
Cosan Ltd. A Shares	28,555	391,775

Telecommunication — 0.0%
Telefonica Brasil SA ADR (b),(c)	1,900	36,518

Total Brazil		2,776,776

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
Canada — 0.3%
Consumer Products — 0.0%
Cott Corp. (b),(c)	9,700	$78,182

Design Manufacturing & Distribution — 0.0%
Celestica, Inc. (a),(b),(c)	2,400	24,960

Forest & Paper Products — 0.0%
Domtar Corp. (b)	300	28,302
Resolute Forest Products, Inc. (a),(b),(c)	500	8,010

		36,312

Hardware — 0.0%
BlackBerry Ltd. (a),(b),(c)	7,600	56,620

Industrial Distribution — 0.0%
MFC Industrial Ltd. (b),(c)	900	7,191

Medical Equipment/Devices — 0.0%
Nordion, Inc. (a),(b),(c)	9,800	83,202

Metals & Mining — 0.1%
Barrick Gold Corp. (b),(c)	1,400	24,682
Brigus Gold Corp. (a),(b)	100	78
Cameco Corp. (b),(c)	6,000	124,620
Eldorado Gold Corp. (b),(c)	14,800	84,212
Goldcorp, Inc. (b),(c)	11,000	238,370
IAMGOLD Corp. (b),(c)	2,700	8,991
Nevsun Resources Ltd. (b)	5,400	17,928
Silver Wheaton Corp. (b),(c)	9,000	181,710
Silvercorp Metals, Inc. (b)	100	229
Taseko Mines Ltd. (a),(b),(c)	600	1,272
Yamana Gold, Inc. (b),(c)	87,400	753,388

		1,435,480

Oil Gas & Coal — 0.0%
Gran Tierra Energy, Inc. (a),(b),(c)	43,200	315,792
Precision Drilling Corp. (b),(c)	400	3,748

		319,540

Retail Discretionary — 0.0%
Dominion Diamond Corp. (a),(b),(c)	900	12,924

Specialty Finance — 0.2%
Home Capital Group, Inc.	22,900	1,744,690

Travel Lodging & Dining — 0.0%
Tim Hortons, Inc. (b),(c)	700	40,866

Total Canada		3,839,967

Cayman Islands — 0.0%
Design Manufacturing & Distribution — 0.0%
Fabrinet (a),(b)	3,000	61,680

Total Cayman Islands		61,680

Chile — 0.0%
Chemicals — 0.0%
Sociedad Quimica y Minera de Chile SA ADR (b),(c)	1,100	28,468

Insurance — 0.0%
Administradora de Fondos de Pensiones Provida SA ADR (b)	300	26,019

Real Estate Operation & Services — 0.0%
Parque Arauco SA	82,898	153,033

Total Chile		207,520

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
China — 0.3%
Automotive — 0.0%
China Automotive Systems, Inc. (a),(b),(c)	100	$793

Biotechnology & Pharmaceutical — 0.0%
Sinovac Biotech Ltd. (a),(b)	1,400	8,568

Consumer Discretionary Services — 0.0%
TAL Education Group ADR (a),(b)	400	8,796

Design Manufacturing & Distribution — 0.0%
NAM TAI Electronics, Inc. (b),(c)	9,500	67,830

Electrical Equipment — 0.0%
Lihua International, Inc. (a),(b),(c)	2,000	11,440

Hardware — 0.0%
UTStarcom Holdings Corp. (a),(b),(c)	2,900	8,033

Health Care Facilities/Services — 0.0%
WuXi PharmaTech Cayman, Inc. ADR (a),(b),(c)	4,800	184,224

Insurance — 0.0%
CNINSURE, Inc. ADR (a),(b)	500	3,020

Media Content — 0.2%
Changyou.com Ltd. ADR (a),(b)	700	22,435
Giant Interactive Group, Inc. ADR (b)	5,700	64,068
Perfect World Co. Ltd. ADR (b),(c)	13,500	240,030
Phoenix New Media Ltd. ADR (a),(b),(c)	10,100	97,263
Qihoo 360 Technology Co. Ltd. ADR (a),(b),(c)	11,500	943,575
Shanda Games Ltd. ADR (a),(b),(c)	24,800	113,584
SouFun Holdings Ltd. ADR (b),(c)	5,400	445,014

		1,925,969

Real Estate Operation & Services — 0.0%
E-House China Holdings Ltd. ADR (b)	300	4,524
Xinyuan Real Estate Co. ADR (b),(c)	26,600	142,310

		146,834

Renewable Energy — 0.0%
Jinksolar Holding Co. ADR (a),(b),(c)	800	23,440
Trina Solar Ltd. ADR (a),(b),(c)	8,100	110,727
Yingli Green Energy Holding Co. Ltd. ADR (a),(b),(c)	800	4,040

		138,207

Software — 0.1%
AsiaInfo-Linkage, Inc. (a),(b),(c)	53,600	641,056
NQ Mobile, Inc. ADR (a),(b),(c)	2,000	29,400

		670,456

Technology Services — 0.0%
iSoftStone Holdings Ltd. ADR (a),(b)	4,900	25,088
Pactera Technology International Ltd. ADR (a),(b),(c)	2,600	18,590

		43,678

Total China		3,217,848

Colombia — 0.0%
Oil Gas & Coal — 0.0%
Pacific Rubiales Energy Corp.	14,780	255,180

Total Colombia		255,180

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
Curacao — 0.0%
Medical Equipment/Devices — 0.0%
Orthofix International NV (a),(b),(c)	6,300	$143,766

Total Curacao		143,766

Denmark — 0.2%
Banking — 0.2%
Jyske Bank A/S (a)	32,329	1,743,807
Spar Nord Bank A/S (a)	33,104	300,349

Total Denmark		2,044,156

France — 0.6%
Banking — 0.6%
BNP Paribas SA	39,421	3,072,211
Credit Agricole SA (a)	137,384	1,758,637
Societe Generale SA	39,181	2,275,712

Total France		7,106,560

Germany — 0.2%
Automotive — 0.1%
Volkswagen AG	1,712	463,738

Chemicals — 0.0%
Brenntag AG	1,368	253,594

Real Estate Operation & Services — 0.1%
Deutsche Wohnen AG	26,496	478,794
LEG Immobilien AG	13,040	770,485

		1,249,279

Total Germany		1,966,611

Greece — 0.0%
Transportation & Logistics — 0.0%
Aegean Marine Petroleum Network, Inc. (b),(c)	1,800	20,196
Capital Product Partners LP (b)	4,900	51,303
DryShips, Inc. (a),(c)	200	940
Navios Maritime Holdings, Inc. (b),(c)	1,900	21,204
Paragon Shipping, Inc. A Shares (a),(b),(c)	800	5,888
Safe Bulkers, Inc. (b),(c)	12,400	128,960
StealthGas, Inc. (a),(b)	600	6,114
Tsakos Energy Navigation Ltd. (b),(c)	1,500	9,015

Total Greece		243,620

Hong Kong — 0.2%
Insurance — 0.1%
AIA Group Ltd.	276,200	1,385,577

Travel Lodging & Dining — 0.1%
Iao Kun Group Holding Co. Ltd. (b),(c)	1,600	4,912
Melco Crown Entertainment Ltd. ADR (a),(b),(c)	29,500	1,156,990

		1,161,902

Total Hong Kong		2,547,479

India — 0.0%
Iron & Steel — 0.0%
Sesa Goa Ltd. ADR (c)	20	263

Technology Services — 0.0%
WNS Holdings Ltd. ADR (a),(b)	200	4,382

Total India		4,645

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
Ireland — 0.6%
Biotechnology & Pharmaceuticals — 0.1%
Jazz Pharmaceuticals PLC (a),(b),(c)	6,700	$847,952
Mallinckrodt PLC (a),(b)	300	15,678
Perrigo Co. PLC (b)	44	6,752

		870,382

Hardware — 0.0%
Seagate Technology PLC (b),(c)	5,600	314,496

Health Care Facilities/Services — 0.0%
ICON PLC (a),(b)	4,000	161,640

Insurance — 0.1%
XL Group PLC	28,700	913,808

Real Estate Investment Trust (REIT) — 0.1%
Hibernia REIT PLC (a)	869,900	1,400,163

Specialty Finance — 0.3%
Fly Leasing Ltd. ADR (b)	1,400	22,498
Henderson Group PLC	782,087	2,960,592

		2,983,090

Total Ireland		6,643,579

Israel — 0.5%
Biotechnology & Pharmaceutical — 0.5%
Teva Pharmaceutical Industries Ltd. ADR (d)	129,900	5,206,392

Electrical Equipment — 0.0%
Orbotech Ltd. (a),(b),(c)	8,700	117,624

Hardware — 0.0%
Audiocodes Ltd. (a),(b)	5,500	39,215

Medical Equipment/Devices — 0.0%
Syneron Medical Ltd. (a),(b)	100	1,230

Semiconductors — 0.0%
Nova Measuring Instruments Ltd. (a),(b)	4,400	43,296

Technology Services — 0.0%
Clicksoftware Technologies Ltd. (b),(c)	300	2,250

Telecommunication — 0.0%
Partner Communications Co. Ltd. ADR (a),(b)	1,600	15,008

Total Israel		5,425,015

Italy — 0.1%
Banking — 0.1%
Banca Generali SpA	34,287	1,061,765

Home & Office Products — 0.0%
De’Longhi SpA	17,295	282,420

Total Italy		1,344,185

Japan — 1.0%
Automotive — 0.0%
Aisin Seiki Co. Ltd.	2,311	93,704
Honda Motor Co. Ltd.	2,315	95,185
Toyota Motor Corp.	1,530	93,273

		282,162

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
Banking — 0.0%
Mitsubishi UFJ Financial Group, Inc.	14,137	$93,164
Mizuho Financial Group, Inc.	41,725	90,336
Sumitomo Mitsui Financial Group, Inc.	1,854	95,420

		278,920

Biotechnology & Pharmaceutical — 0.3%
Astellas Pharma, Inc. (d)	50,000	2,957,934

Electrical Equipment — 0.0%
Mitsubishi Heavy Industries Ltd.	15,842	97,931

Institutional Financial Service — 0.1%
Daiwa Securities Group, Inc.	10,361	103,305
Ichiyoshi Securities Co. Ltd.	69,100	1,152,870

		1,256,175

Insurance — 0.1%
Tokio Marine Holdings, Inc.	31,800	1,061,409

Machinery — 0.0%
Kubota Corp.	6,127	101,176

Medical Equipment/Devices — 0.5%
Olympus Corp. (a),(d)	161,296	5,100,329

Telecommunication — 0.0%
NTT DOCOMO, Inc. ADR (c)	100	1,651

Travel Lodging & Dining — 0.0%
Japan Airlines Co. Ltd.	1,875	92,406

Total Japan		11,230,093

Luxembourg — 0.1%
Real Estate Operation & Services — 0.1%
GAGFAH SA (a)	82,279	1,211,145

Specialty Finance — 0.0%
Altisource Portfolio Solutions SA (a),(b)	400	63,452

Total Luxembourg		1,274,597

Mexico — 0.2%
Banking — 0.0%
Grupo Financiero Banorte SAB de CV O Shares	14,876	104,091

Engineering & Construction Services — 0.1%
OHL Mexico SAB de CV (a)	239,153	612,330

Real Estate Investment Trusts (REITs) — 0.1%
Fibra Uno Administracion SA de CV	31,397	100,565
Mexico Real Estate Management SA de CV	184,555	364,544
TF Administradora Industrial S de RL de CV	169,567	305,069

		770,178

Real Estate Operation & Services — 0.0%
Corp. Inmobiliaria Vesta SAB de CV	215,300	374,980

Retail Discretionary — 0.0%
Grupo Sanborns SA de CV	107,876	228,451

Travel Lodging & Dining — 0.0%
Hoteles City Express SAB de CV (a)	142,586	240,255

Total Mexico		2,330,285

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
Netherlands — 1.3%
Institutional Financial Service — 0.1%
KAS Bank NV CVA	101,521	$1,361,708

Insurance — 0.5%
Delta Lloyd NV	118,329	2,936,644
ING Groep NV CVA (a)	167,087	2,321,601

		5,258,245

Machinery — 0.0%
Sensata Technologies Holding NV (a),(b),(c)	5,300	205,481

Media Content — 0.1%
Ziggo NV	15,397	703,230

Metals & Mining — 0.0%
Constellium NV Class A (a),(b),(c)	1,800	41,886

Semiconductors — 0.0%
NXP Semiconductor NV (a),(b),(c)	7,500	344,475

Specialty Finance — 0.6%
AerCap Holdings NV (a),(b)	184,356	7,070,053

Total Netherlands		14,985,078

Norway — 0.2%
Banking — 0.2%
DNB ASA	99,625	1,782,156
SpareBank 1 SR Bank ASA	60,645	602,421

		2,384,577

Oil Gas & Coal — 0.0%
Statoil ASA ADR (b),(c)	3,600	86,868

Transportation & Logistics — 0.0%
Ship Finance International Ltd. (c)	400	6,552

Total Norway		2,477,997

Poland — 0.0%
Specialty Finance — 0.0%
Alior Bank SA (a)	12,200	326,701

Total Poland		326,701

Puerto Rico — 0.3%
Banking — 0.3%
First BanCorp (a)	286,622	1,774,190
OFG Bancorp	60,820	1,054,619
Popular, Inc. (a),(b),(c)	30,190	867,359

		3,696,168

Health Care Facilities/Services — 0.0%
Triple-S Management Corp. B Shares (a),(b)	800	15,552

Total Puerto Rico		3,711,720

Republic of Korea — 0.2%
Automotive — 0.1%
Hyundai Motor Co.	2,714	608,197

Hardware — 0.1%
Samsung Electronics Co. Ltd.	874	1,136,237

Semiconductors — 0.0%
Magnachip Semiconductor Corp. (a),(b)	100	1,950

Total Republic of Korea		1,746,384

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
Russia — 0.1%
Institutional Financial Service — 0.1%
Moscow Exchange MICEX-RTS OAO	445,730	$880,862

Media Content — 0.0%
CTC Media, Inc. (b),(c)	6,300	87,539

Telecommunication — 0.0%
Mobile Telesystems OJSC ADR (b),(c)	6,100	131,943

Total Russia		1,100,344

Singapore — 0.1%
Design Manufacturing & Distribution — 0.0%
Flextronics International Ltd. (a),(b)	2,400	18,648

Machinery — 0.0%
China Yuchai International Ltd. (b)	1,700	35,479

Real Estate Investment Trusts (REITs) — 0.1%
Ascendas Real Estate Investment Trust	26,444	46,101
CapitaCommercial Trust	87,522	100,564
CapitaMall Trust	30,906	46,655
CDL Hospitality Trusts	38,633	50,207
Mapletree Logistics Trust	57,500	48,070
Suntec Real Estate Investment Trust	38,937	47,516

		339,113

Semiconductors — 0.0%
Kulicke & Soffa Industries, Inc. (a),(b),(c)	11,500	152,950

Total Singapore		546,190

South Africa — 0.0%
Metals & Mining — 0.0%
Gold Fields Ltd. ADR (b),(c)	66,000	211,200
Harmony Gold Mining Co. Ltd. ADR (b),(c)	48,200	121,946

		333,146

Specialty Finance — 0.0%
Net 1 UEPS Technologies, Inc. (a),(b),(c)	4,400	38,412

Total South Africa		371,558

Spain — 0.1%
Banking — 0.0%
Banco Santander SA ADR (b),(c)	21,800	197,726

Biotechnology & Pharmaceutical — 0.0%
Grifols SA ADR (b),(c)	2,600	93,912

Engineering & Construction Services — 0.1%
Abertis Infraestructuras SA	23,573	523,734

Total Spain		815,372

Sweden — 1.0%
Consumer Discretionary Services — 0.0%
Securitas AB B Shares	18,574	197,382

Consumer Products — 1.0%
Svenska Cellulosa AB B Shares (d)	358,195	11,026,783

Total Sweden		11,224,165

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
Switzerland — 1.5%
Asset Management — 0.2%
Julius Baer Group Ltd.	35,321	$1,696,263

Biotechnology & Pharmaceutical — 0.9%
Roche Holding AG (d)	36,006	10,058,511

Engineering & Construction Services — 0.0%
Foster Wheeler AG (a),(b)	4,900	161,798

Institutional Financial Service — 0.1%
UBS AG	67,800	1,286,000

Retail Discretionary — 0.0%
Dufry AG (a)	1,768	310,374

Specialty Finance — 0.1%
Cembra Money Bank AG (a)	16,962	1,113,307

Transportation & Logistics — 0.2%
Flughafen Zuerich AG	2,802	1,638,073

Total Switzerland		16,264,326

Taiwan — 0.0%
Semiconductors — 0.0%
ChipMOS Technologies Bermuda Ltd. (b),(c)	800	15,392
Silicon Motion Technology Corp. ADR (b)	1,100	15,565

Total Taiwan		30,957

United Kingdom — 0.7%
Consumer Products — 0.0%
British American Tobacco PLC ADR (b),(c)	1,200	128,904

Design Manufacturing & Distribution — 0.0%
Xyratex Ltd. (b)	1,200	15,948

Institutional Financial Service — 0.2%
Standard Chartered PLC	106,238	2,392,577

Insurance — 0.3%
St James’s Place PLC	313,919	3,784,393

Media Content — 0.1%
Liberty Global PLC A Shares (a),(b),(c)	11,300	1,005,587

Real Estate Operation & Services — 0.1%
Countrywide PLC	61,160	602,604

Retail Discretionary — 0.0%
Kingfisher PLC	26,448	168,485

Total United Kingdom		8,098,498

United States — 22.8%
Aerospace & Defense — 0.3%
AAR Corp. (b)	200	5,602
Exelis, Inc. (c)	37,700	718,562
Hexcel Corp. (a),(b)	1,500	67,035
Huntington Ingalls Industries, Inc. (b),(c)	5,200	468,052
Orbital Sciences Corp. (a),(b),(c)	2,100	48,930
Spirit Aerosystems Holdings, Inc. Class A (a),(b),(c)	28,800	981,504
TransDigm Group, Inc. (c)	4,100	660,182

		2,949,867

Apparel & Textile Products — 0.0%
Crocs, Inc. (a),(b)	500	7,960
Fifth & Pacific Cos., Inc. (a),(b)	100	3,207
Perry Ellis International, Inc. (a),(b),(c)	700	11,053
RG Barry Corp. (b)	100	1,930
Vince Holding Corp. (a),(c)	100	3,067

		27,217

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
Asset Management — 0.4%
Apollo Global Management LLC (b),(c)	10,200	$322,422
Artisan Partners Asset Management, Inc. Class A (b),(c)	16,600	1,082,154
Calamos Asset Management, Inc. Class A (b),(c)	7,200	85,248
Carlyle Group LP (The)	4,968	176,960
Virtus Investment Partners, Inc. (a)	5,600	1,120,280
WisdomTree Investments, Inc. (a),(b),(c)	79,793	1,413,134

		4,200,198

Automotive — 0.0%
American Axle & Manufacturing Holdings, Inc. (a),(b)	1,600	32,720
Goodyear Tire & Rubber Co. (The) (b),(c)	8,900	212,265
Modine Manufacturing Co. (a),(b)	1,000	12,820
Motorcar Parts of America, Inc. (a),(b),(c)	2,500	48,250
Tower International, Inc. (a),(b),(c)	8,700	186,180

		492,235

Banking — 2.0%
1st United Bancorp, Inc/Boca Raton (b),(c)	500	3,805
Ameris Bancorp (a),(b)	300	6,333
Bank Mutual Corp. (b),(c)	400	2,804
Bank of Kentucky Financial Corp. (b)	100	3,690
Banner Corp. (b)	200	8,964
Beneficial Mutual Bancorp, Inc. (a),(b)	1,500	16,380
BofI Holding, Inc. (a),(b),(c)	300	23,529
Boston Private Financial Holdings, Inc. (b),(c)	2,900	36,598
CapitalSource, Inc. (b),(c)	44,200	635,154
Centerstate Banks, Inc. (b),(c)	1,000	10,150
Central Pacific Financial Corp. (b)	1,900	38,152
Charter Financial Corp. (b)	1,400	15,078
Chemical Financial Corp. (b),(c)	300	9,501
Citigroup, Inc. (c)	105,780	5,512,196
EverBank Financial Corp. (c)	95,204	1,746,041
First Busey Corp. (b)	100	580
First Financial Bancorp (b),(c)	3,200	55,776
First Financial Northwest, Inc. (b)	400	4,148
First Interstate Bancsystem, Inc. (b)	4,500	127,665
First Republic Bank (c)	21,451	1,122,960
Franklin Financial Corp. (a),(b)	300	5,934
Hanmi Financial Corp. (b)	2,100	45,969
Heritage Commerce Corp. (b)	1,200	9,888
Heritage Financial Corp. (b)	100	1,711
Independent Bank Corp. (a),(b),(c)	200	2,400
Intervest Bancshares Corp. (a),(b)	200	1,502
Macatawa Bank Corp. (a),(b)	100	500
MB Financial, Inc. (b)	200	6,418
Northfield Bancorp, Inc. (b),(c)	300	3,960
Northrim BanCorp, Inc. (b)	100	2,624
Oritani Financial Corp. (b)	1,600	25,680
Pacific Continental Corp. (b)	100	1,594
PacWest Bancorp (b),(c)	4,300	181,546
PNC Financial Services Group, Inc. (The) (b),(c)	46,625	3,617,167
PrivateBancorp, Inc. (b),(c)	400	11,572
Provident Financial Holdings, Inc. (b)	600	9,000
Regions Financial Corp. (b),(c)	24,200	239,338
Rockville Financial, Inc. (b),(c)	2,700	38,367
Southwest Bancorp, Inc. (a),(b)	1,100	17,512
StellarOne Corp. (b)	1,700	40,919
Sterling Financial Corp. (b),(c)	13,900	473,712
Synovus Financial Corp. (b)	3,700	13,320
Taylor Capital Group, Inc. (a),(b)	900	23,922
Territorial Bancorp, Inc. (b),(c)	1,000	23,200

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
Umpqua Holdings Corp. (b),(c)	13,900	$266,046
Union First Market Bankshares Corp. (b)	3,083	76,489
United Community Banks, Inc. (a),(b),(c)	4,300	76,325
United Financial Bancorp, Inc. (b),(c)	900	17,001
Univest Corp. of Pennsylvania (b)	700	14,476
Virginia Commerce Bancorp, Inc. (a),(b)	100	1,699
Washington Banking Co. (b),(c)	3,000	53,190
Wells Fargo & Co. (b),(c)	78,092	3,545,377
Westfield Financial, Inc. (b)	500	3,730
Wilshire Bancorp, Inc. (b),(c)	2,600	28,418
Wintrust Financial Corp. (c)	23,299	1,074,550
Zions BanCorp. (b)	100,657	3,015,684

		22,350,244

Biotechnology & Pharmaceuticals — 4.0%
Aceto Corp. (b)	600	15,006
Actavis PLC (a),(b),(d)	26,935	4,525,080
Alexion Pharmaceuticals, Inc. (a),(b),(c),(d),(e)	60,500	8,050,130
Allergan, Inc. (d),(e)	69,600	7,731,168
Anika Therapeutics, Inc. (a),(b),(c)	2,800	106,848
Array BioPharma, Inc. (a),(b)	200	1,002
Biogen Idec, Inc. (a),(c),(d)	12,800	3,580,800
Biospecifics Technologies Corp. (a),(b)	200	4,334
Cambrex Corp. (a),(b),(c)	3,900	69,537
Cumberland Pharmaceuticals, Inc. (a),(b)	200	1,022
Depomed, Inc. (a),(b)	900	9,522
Dyax Corp. (a),(b),(c)	72,300	544,419
Emergent Biosolutions, Inc. (a),(b)	800	18,392
Endo Health Solutions, Inc. (a),(b),(c)	3,800	256,348
Gilead Sciences, Inc. (a),(c),(d),(e)	101,892	7,657,184
Impax Laboratories, Inc. (a),(b),(c)	7,000	175,980
Incyte Corp. Ltd. (a),(b),(c)	3,700	187,331
Lannett Co., Inc. (a),(b),(c)	2,000	66,200
Merck & Co., Inc. (d),(e)	60,300	3,018,015
Mylan, Inc. (a),(b),(c),(d)	157,000	6,813,800
NPS Pharmaceuticals, Inc. (a),(b)	5,400	163,944
Omega Protein Corp. (a),(b),(c)	2,800	34,412
PDL BioPharma, Inc. (b),(c)	41,300	348,572
Pfizer, Inc. (c)	31,934	978,138
Pozen, Inc. (b),(c)	1,900	15,276
Prestige Brands Holdings, Inc. (a),(b)	2,100	75,180
Questcor Pharmaceuticals, Inc. (c)	100	5,445
Repligen Corp. (a),(b)	4,700	64,108
Rigel Pharmaceuticals, Inc. (a),(b),(c)	3,400	9,690
Sagent Pharmaceuticals, Inc. (a),(b),(c)	1,000	25,380
Sciclone Pharmaceuticals, Inc. (a),(b)	1,100	5,544
Targacept, Inc. (a),(b)	3,500	14,525
Vical, Inc. (a),(b)	400	472

		44,572,804

Chemicals — 0.5%
A Schulman, Inc. (b)	400	14,104
Chemtura Corp. (a),(b),(c)	1,300	36,296
Dynamic Materials Corp. (b),(c)	800	17,392
Ferro Corp. (a),(b),(c)	16,200	207,846
Innospec, Inc. (b)	200	9,244
Kraton Performance Polymers, Inc. (a),(b),(c)	2,700	62,235
Lydall, Inc. (a),(b)	1,100	19,382
LyondellBasell Industries NV Class A (c)	300	24,084
Monsanto Co. (c),(d),(e)	44,700	5,209,785
OM Group, Inc. (a),(b)	1,100	40,051
OMNOVA Solutions, Inc. (a),(b),(c)	1,800	16,398

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
Quaker Chemical Corp. (b)	500	$38,535
Westlake Chemical Corp. (b),(c)	2,600	317,382

		6,012,734

Construction Materials — 0.1%
Headwaters, Inc. (a),(b),(c)	19,900	194,821
Louisiana-Pacific Corp. (a),(b),(c)	13,600	251,736
Martin Marietta Materials, Inc. (b),(c)	200	19,988
Owens Corning (a),(b),(c)	21,400	871,408
Trex Co., Inc. (a),(b),(c)	1,000	79,530
Universal Forest Products, Inc. (b)	100	5,214
USG Corp. (a),(b),(c)	5,700	161,766

		1,584,463

Consumer Discretionary Services — 0.1%
American Public Education, Inc. (a),(b)	1,000	43,470
AMN Healthcare Services, Inc. (a),(b),(c)	5,100	74,970
ARC Document Solutions, Inc. (a),(b),(c)	3,300	27,126
Bridgepoint Education, Inc. (a),(b),(c)	1,600	28,336
Capella Education Co. (b)	900	59,796
Career Education Corp. (a),(b),(c)	1,600	9,120
Carriage Services, Inc. (b),(c)	700	13,671
CDI Corp. (b),(c)	700	12,971
Collectors Universe (b)	400	6,860
Compass Diversified Holdings (b)	1,600	31,408
Corvel Corp. (a),(b)	100	4,670
Cross Country Healthcare, Inc. (a),(b),(c)	7,800	77,844
Franklin Covey Co. (a),(b)	200	3,976
Furmanite Corp. (a),(b),(c)	1,000	10,620
Grand Canyon Education, Inc. (a),(b)	100	4,360
Hackett Group, Inc. (The) (b),(c)	4,300	26,703
Heidrick & Struggles International, Inc. (b)	100	2,014
Intersections, Inc. (b),(c)	3,300	25,707
ITT Educational Services, Inc. (a),(b)	800	26,864
K12, Inc. (a),(b)	1,100	23,925
KAR Auction Services, Inc. (b),(c)	7,000	206,850
Kforce, Inc. (b)	200	4,092
Korn/Ferry International (a),(b),(c)	4,100	107,092
Monster Worldwide, Inc. (a),(b),(c)	24,500	174,685
Navigant Consulting, Inc. (a),(b),(c)	3,000	57,600
PRGX Global, Inc. (a),(b),(c)	4,000	26,880
Providence Service Corp. (The) (a),(b)	400	10,288
Resources Connection, Inc. (b)	200	2,866
Service Corp. International/US (b),(c)	4,300	77,959
Towers Watson & Co. Class A (b),(c)	3,300	421,113
TrueBlue, Inc. (a),(b)	1,700	43,826
Universal Technical Institute, Inc. (b)	400	5,564

		1,653,226

Consumer Products — 1.7%
Archer-Daniels-Midland Co. (b),(c)	2,400	104,160
Beam, Inc. (b),(c),(d),(e)	100,283	6,825,261
Chiquita Brands International, Inc. (a),(b)	2,500	29,250
Clearwater Paper Corp. (a),(b)	1,600	84,000
Coca-Cola Enterprises, Inc.	30,971	1,366,750
Female Health Co. (The) (b)	200	1,700
Inventure Foods, Inc. (a),(b)	100	1,326
Mead Johnson Nutrition Co. (c),(d),(e)	96,200	8,057,712
Mondelez International, Inc.	53,113	1,874,889
Nu Skin Enterprises, Inc. (b),(c)	3,100	428,482
Pilgrim’s Pride Corp. (a),(b),(c)	6,700	108,875
Revlon, Inc. Class A (a),(b)	600	14,976
Tyson Foods, Inc. Class A (b)	700	23,422
Vector Group Ltd. (b)	120	1,964

		18,922,767

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
Containers & Packaging — 0.2%
Berry Plastics Group, Inc. (a),(b),(c)	24,400	$580,476
Crown Holdings, Inc. (a),(b),(c)	15,100	673,007
Graphic Packaging Holding Co. (a),(b)	2,100	20,160
Myers Industries, Inc. (b)	2,200	46,464
Owens-Illinois, Inc. (a),(c)	9,200	329,176
Rock Tenn Co. Class A (b),(c)	600	63,006

		1,712,289

Design Manufacturing & Distribution — 0.0%
Benchmark Electronics, Inc. (a),(b),(c)	5,000	115,400
CTS Corp. (b)	300	5,973
Jabil Circuit, Inc. (b),(c)	4,300	74,992
Plexus Corp. (a),(b)	1,100	47,619

		243,984

Distributors — 0.0%
Ingram Micro, Inc. Class A (a),(b)	6,800	159,528
Insight Enterprises, Inc. (a),(b),(c)	2,700	61,317
ScanSource, Inc. (a),(b),(c)	2,800	118,804
SYNNEX Corp. (a),(b)	1,600	107,840
Tech Data Corp. (a),(b)	200	10,320
Wesco Aircraft Holdings, Inc. (a),(b)	500	10,960

		468,769

Electrical Equipment — 0.2%
Argan, Inc. (b)	100	2,756
Coleman Cable, Inc. (b)	300	7,866
Comfort Systems USA, Inc. (b)	700	13,573
FARO Technologies, Inc. (a),(b)	2,900	169,070
General Electric Co.	57,218	1,603,821
Global Power Equipment Group, Inc. (b)	300	5,871
OSI Systems, Inc. (a),(b)	700	37,177
Stoneridge, Inc. (a),(b),(c)	1,500	19,125

		1,859,259

Engineering & Construction Services — 0.1%
AECOM Technology Corp. (a),(b),(c)	2,100	61,803
Dycom Industries, Inc. (a),(b)	600	16,674
EMCOR Group, Inc. (b),(c)	4,000	169,760
Great Lakes Dredge & Dock Corp. (a),(b)	600	5,520
Kimball International, Inc. Class B (b),(c)	2,000	30,060
McDermott International, Inc. (a),(b),(c)	14,100	129,156
Mistras Group, Inc. (a),(b),(c)	1,400	29,232
Quanta Services, Inc. (a),(b),(c)	6,500	205,140

		647,345

Forest & Paper Products — 0.0%
KapStone Paper and Packaging Corp. (a),(b)	2,500	139,650

Hardware — 0.4%
Apple, Inc. (c)	277	155,427
Aviat Networks, Inc. (a),(b)	1,000	2,260
Brocade Communications Systems, Inc. (a),(b),(c)	54,100	479,867
Comtech Telecommunications Corp. (b),(c)	2,300	72,496
Daktronics, Inc. (b),(c)	1,400	21,952
Datalink Corp. (a),(b)	1,300	14,170
Emulex Corp. (a),(b),(c)	100	716

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
Extreme Networks (a),(b),(c)	25,900	$181,300
F5 Networks, Inc. (a),(b),(c)	16,200	1,471,932
Fortinet, Inc. (a),(b),(c)	1,700	32,521
Harmonic, Inc. (a),(b),(c)	8,100	59,778
Hewlett-Packard Co. (b),(c)	3,900	109,122
Imation Corp. (a),(b)	1,100	5,148
InterDigital, Inc. (b)	200	5,898
Juniper Networks, Inc. (a),(b),(c)	19,300	435,601
KVH Industries, Inc. (a),(b)	400	5,212
Mercury Systems, Inc. (a),(b)	400	4,380
Netscout Systems, Inc. (a),(b)	300	8,877
Oplink Communications, Inc. (a),(b)	1,600	29,760
Pitney Bowes, Inc. (b),(c)	1,800	41,940
Polycom, Inc. (a),(b),(c)	13,500	151,605
QLogic Corp. (a),(b),(c)	30,500	360,815
Radisys Corp. (a),(b)	200	458
Sanmina Corp. (a),(b)	4,800	80,160
SBA Communications Corp. Class A (a),(b)	3,200	287,488
ShoreTel, Inc. (a),(b),(c)	5,300	49,184
Skullcandy, Inc. (a),(b)	900	6,489
Super Micro Computer, Inc. (a),(b),(c)	1,400	24,024
TTM Technologies, Inc. (a),(b)	600	5,148
VOXX International Corp. (a),(b),(c)	500	8,350

		4,112,078

Health Care Facilities/Services — 1.6%
Addus HomeCare Corp. (a),(b)	100	2,245
Alliance HealthCare Services, Inc. (a),(b)	3,300	81,642
Amedisys, Inc. (a),(b)	600	8,778
Brookdale Senior Living, Inc. (a),(b),(c)	4,000	108,720
Enzo Biochem, Inc. (a),(c)	100	292
Five Star Quality Care, Inc. (a),(b)	800	4,392
Gentiva Health Services, Inc. (a),(b)	1,900	23,579
HCA Holdings, Inc. (a),(b),(c),(d)	152,700	7,285,317
Health Net, Inc. (a),(b),(c)	13,000	385,710
LifePoint Hospitals, Inc. (a),(b)	300	15,852
Magellan Health Services, Inc. (a),(b),(c)	1,600	95,856
McKesson Corp. (c),(d)	55,918	9,025,165
PharMerica Corp. (a),(b)	300	6,450
Quintiles Transnational Holdings, Inc. (a),(b),(c)	4,600	213,164
Select Medical Holdings Corp. (b),(c)	9,200	106,812
Team Health Holdings, Inc. (a),(b),(c)	1,200	54,660
VCA Antech, Inc. (a),(b),(c)	5,800	181,888
WellCare Health Plans, Inc. (a),(b)	1,400	98,588

		17,699,110

Home & Office Products — 0.3%
American Woodmark Corp. (a),(b),(c)	1,800	71,154
Armstrong World Industries, Inc. (a),(b),(c)	15,900	915,999
Masco Corp. (b),(c)	89,900	2,047,023
PICO Holdings, Inc. (a),(b)	200	4,622
Quanex Building Products Corp. (c)	900	17,928
Steelcase, Inc. Class A (b),(c)	200	3,172
Tempur Sealy International, Inc. (a),(b),(c)	2,100	113,316

		3,173,214

Industrial Distribution — 0.1%
H&E Equipment Services, Inc. (a),(b),(c)	3,900	115,557
HD Supply Holdings, Inc. (a),(b),(c)	38,500	924,385

		1,039,942

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
Institutional Financial Service — 0.3%
Cowen Group, Inc. Class A (a),(b)	2,400	$9,384
Gain Capital Holdings, Inc. (b)	200	1,502
GFI Group, Inc. (b)	300	1,173
IntercontinentalExchange, Inc. (c)	5,424	1,219,966
JPMorgan Chase & Co. (c)	35,681	2,086,625

		3,318,650

Insurance — 1.7%
Aflac, Inc. (c)	18,864	1,260,115
Allstate Corp. (The) (c)	19,000	1,036,260
American International Group, Inc. (b),(c)	102,111	5,212,767
Ameriprise Financial, Inc. (b)	17,410	2,003,020
Brown & Brown, Inc. (b)	200	6,278
CNO Financial Group, Inc. (b),(c)	14,500	256,505
Crawford & Co. Class B (b)	200	1,848
FBL Financial Group, Inc. Class A (b),(c)	1,200	53,748
Genworth Financial, Inc. Class A (a),(b)	139,700	2,169,541
Hartford Financial Services Group, Inc. (b)	74,838	2,711,381
Horace Mann Educators Corp. (b)	300	9,462
ING US, Inc. (b),(c)	22,100	776,815
Lincoln National Corp. (b),(c)	2,400	123,888
MBIA, Inc. (a),(b),(c)	800	9,552
Old Republic International Corp. (b),(c)	2,100	36,267
Primerica, Inc. (b)	35,023	1,502,837
Protective Life Corp. (b)	500	25,330
Prudential Financial, Inc. (c)	15,153	1,397,410
Symetra Financial Corp. (b),(c)	7,500	142,200
Universal Insurance Holdings, Inc. (b),(c)	3,400	49,232

		18,784,456

Iron & Steel — 0.0%
Northwest Pipe Co. (a),(b)	100	3,776
Shiloh Industries, Inc. (a),(b)	900	17,550
SunCoke Energy, Inc. (a),(b),(c)	400	9,124

		30,450

Leisure Products — 0.0%
Johnson Outdoors, Inc. Class A (b)	100	2,695

Machinery — 0.0%
Intevac, Inc. (a),(b)	300	2,229
Regal-Beloit Corp. (b),(c)	1,700	125,324
Rofin-Sinar Technologies, Inc. (a),(b)	200	5,404
Terex Corp. (b),(c)	1,200	50,388
Xerium Technologies, Inc. (a),(b)	600	9,894

		193,239

Manufactured Goods — 0.0%
Ampco-Pittsburgh Corp. (b),(c)	1,000	19,450
Gibraltar Industries, Inc. (a),(b)	100	1,859
Insteel Industries, Inc. (b)	300	6,819
Rogers Corp. (a),(b)	600	36,900
Simpson Manufacturing Co., Inc. (b),(c)	900	33,057

		98,085

Media Content — 0.7%
AMC Networks, Inc. Class A (a),(b),(c)	1,700	115,787
Blucora, Inc. (a),(b)	1,900	55,404
Boingo Wireless, Inc. (a),(b),(c)	2,000	12,820
Charter Communications, Inc. Class A (a),(b),(c)	1,800	246,168
Clear Channel Outdoor Holdings, Inc. Class A (b)	3,300	33,462

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
Cumulus Media, Inc. Class A (a),(b),(c)	11,500	$88,895
Demand Media, Inc. (a),(b),(c)	4,100	23,657
Dice Holdings, Inc. (a),(b),(c)	3,600	26,100
DISH Network Corp. Class A (a),(b),(c)	15,100	874,592
Dolby Laboratories, Inc. Class A (a),(c)	100	3,856
EchoStar Corp. Class A (a),(b),(c)	500	24,860
Google, Inc. Class A (a)	1,269	1,422,181
Gray Television, Inc. (a),(b)	400	5,952
HomeAway, Inc. (a),(b),(c)	1,300	53,144
Journal Communications, Inc. Class A (a),(b),(c)	4,200	39,102
LIN Media LLC (a),(b),(c)	11,200	321,552
Martha Stewart Living Omnimedia Class A (a),(b)	300	1,260
McClatchy Co. (The) Class A (a),(b)	800	2,720
MDC Partners, Inc. Class A (b),(c)	1,950	49,745
National CineMedia, Inc. (b),(c)	12,900	257,484
Nexstar Broadcasting Group, Inc. Class A (b),(c)	3,400	189,482
Sinclair Broadcast Group, Inc. Class A (b),(c)	11,000	393,030
Starz (a),(b),(c)	2,101	61,433
Twenty-First Century Fox, Inc. Class A	17,207	605,342
VeriSign, Inc. (a),(b)	11,100	663,558
Viacom, Inc. Class B	4,489	392,069
Walt Disney Co. (The)	21,885	1,672,014
XO Group, Inc. (a),(b)	200	2,972

		7,638,641

Medical Equipment/Devices — 1.8%
Abbott Laboratories (c),(d)	117,300	4,496,109
Affymetrix, Inc. (a),(b)	200	1,714
Agilent Technologies, Inc. (b),(d),(e)	90,738	5,189,306
American Science & Engineering, Inc. (b)	400	28,764
AngioDynamics, Inc. (a),(b)	1,000	17,190
ArthroCare Corp. (a),(b),(c)	700	28,168
CONMED Corp. (b)	600	25,500
CryoLife, Inc. (b)	2,300	25,507
Cyberonics, Inc. (a),(b)	2,500	163,775
Edwards Lifesciences Corp. (a),(b)	3,700	243,312
Exactech, Inc. (a),(b)	300	7,128
Fluidigm Corp. (a),(b)	2,500	95,800
Harvard Bioscience, Inc. (a),(b)	200	940
ICU Medical, Inc. (a),(b)	1,300	82,823
Intuitive Surgical, Inc. (a),(b),(c),(d)	7,704	2,958,953
Invacare Corp. (b)	800	18,568
Merit Medical Systems, Inc. (a),(b),(c)	1,900	29,906
Myriad Genetics, Inc. (a),(b),(c)	4,200	88,116
Natus Medical, Inc. (a),(b)	1,700	38,250
NuVasive, Inc. (a),(b)	100	3,233
RTI Surgical, Inc. (a),(b),(c)	1,800	6,372
SurModics, Inc. (a),(b)	100	2,439
Symmetry Medical, Inc. (a),(b)	500	5,040
Thermo Fisher Scientific, Inc. (c),(d)	26,500	2,950,775
Thoratec Corp. (a),(b),(c)	1,200	43,920
Vascular Solutions, Inc. (a),(b)	700	16,205
Zeltiq Aesthetics, Inc. (a),(b),(c)	500	9,455
Zimmer Holdings, Inc. (b),(d),(e)	42,200	3,932,618

		20,509,886

Metals & Mining — 0.0%
Royal Gold, Inc. (b),(c)	1,600	73,712

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
Oil Gas & Coal — 0.9%
Abraxas Petroleum Corp. (a),(b),(c)	3,200	$10,496
Athlon Energy, Inc. (a),(b),(c)	1,100	33,275
Cabot Oil & Gas Corp. (b),(c)	13,900	538,764
Cimarex Energy Co. (b),(c)	200	20,982
Concho Resources, Inc. (a),(b),(c)	9,900	1,069,200
CVR Energy, Inc. (b),(c)	500	21,715
Denbury Resources, Inc. (a),(b),(c)	10,500	172,515
Diamondback Energy, Inc. (a),(b),(c)	5,100	269,586
EPL Oil & Gas, Inc. (a),(b),(c)	2,500	71,250
Exterran Holdings, Inc. (a),(b),(c)	3,900	133,380
Hercules Offshore, Inc. (a),(b),(c)	300	1,959
Key Energy Services, Inc. (a),(b),(c)	300	2,370
LinnCo LLC (b)	57,099	1,759,220
Marathon Oil Corp. (c)	30,200	1,066,060
Marathon Petroleum Corp. (b),(c)	24,100	2,210,693
Matrix Service Co. (a),(b)	600	14,682
Miller Energy Resources, Inc. (a),(c)	100	704
Mitcham Industries, Inc. (a),(b)	500	8,855
MRC Global, Inc. (a),(b),(c)	4,100	132,266
Murphy Oil Corp. (b),(c)	16,800	1,089,984
Natural Gas Services Group, Inc. (a),(b)	400	11,028
Parker Drilling Co. (a),(b)	500	4,065
Pioneer Energy Services Corp. (a),(b),(c)	1,100	8,811
QEP Resources, Inc. (b)	600	18,390
SM Energy Co. (b),(c)	10,400	864,344
Southwestern Energy Co. (a),(b)	5,200	204,516
Superior Energy Services, Inc. (a),(b),(c)	600	15,966
Tesco Corp. (a),(b),(c)	4,500	89,010
Tesoro Corp. (c)	800	46,800
Unit Corp. (a),(b)	100	5,162
Warren Resources, Inc. (a),(b),(c)	16,900	53,066

		9,949,114

Real Estate Investment Trusts (REITs) — 0.5%
Brixmor Property Group, Inc. (b),(c)	1,900	38,627
Cole Real Estate Investment, Inc. (b),(c)	124,700	1,750,788
Empire State Realty Trust, Inc. Class A (b),(c)	2,000	30,600
FelCor Lodging Trust, Inc. (a),(b),(c)	12,600	102,816
Gladstone Commercial Corp. (b)	3,900	70,083
Gyrodyne Co. of America, Inc. (b)	100	1,271
Hersha Hospitality Trust (b),(c)	800	4,456
Hospitality Properties Trust (b),(c)	8,200	221,646
Monmouth Real Estate Investment Corp. Class A (b)	4,100	37,269
Parkway Properties, Inc/Md (b)	38	737
Physicians Realty Trust (b),(c)	1,000	12,740
Plum Creek Timber Co., Inc. (c)	19,400	902,294
PS Business Parks, Inc. (b)	100	7,642
Rayonier, Inc. (b),(c)	7,700	324,170
RLJ Lodging Trust (b),(c)	35,300	858,496
Strategic Hotels & Resorts, Inc. (a),(b),(c)	16,044	151,616
Sunstone Hotel Investors, Inc. (b),(c)	73,900	990,260
UMH Properties, Inc. (b)	200	1,884
Weyerhaeuser Co. (c)	18,678	589,665

		6,097,060

Real Estate Operation & Services — 0.4%
CBRE Group, Inc. (a),(b),(c)	2,400	63,120
Forest City Enterprises, Inc. Class A (a),(b)	122,355	2,336,980
Realogy Holdings Corp. (a),(b)	32,200	1,592,934

		3,993,034

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
Recreation Facilities & Services — 0.1%
Carmike Cinemas, Inc. (a),(b),(c)	3,300	$91,872
ClubCorp Holdings, Inc. (c)	100	1,774
Madison Square Garden Co. (The) Class A (a),(b),(c)	5,900	339,722
Marcus Corp. (b)	400	5,376
Regal Entertainment Group Class A (b),(c)	4,100	79,745
Town Sports International Holdings, Inc. (b),(c)	4,600	67,896

		586,385

Renewable Energy — 0.0%
Broadwind Energy, Inc. (a),(b)	1,000	9,440
First Solar, Inc. (a),(c)	4,900	267,736
Green Plains Renewable Energy, Inc. (b)	2,800	54,292
Renewable Energy Group, Inc. (a),(b)	700	8,022

		339,490

Retail Discretionary — 0.5%
1-800-Flowers.com, Inc. Class A (a),(c)	100	541
ANN, Inc. (a),(b),(c)	3,700	135,272
Ascena Retail Group, Inc. (a),(b)	200	4,232
Avis Budget Group, Inc. (a),(b),(c)	37,200	1,503,624
Big 5 Sporting Goods Corp. (b),(c)	2,700	53,514
Body Central Corp. (a),(b)	300	1,182
Boise Cascade Co. (a),(b),(c)	1,000	29,480
Builders FirstSource, Inc. (a),(b),(c)	2,400	17,136
Burlington Stores, Inc. (a),(b)	100	3,200
Citi Trends, Inc. (a),(b),(c)	3,200	54,400
Copart, Inc. (a),(b),(c)	2,700	98,955
Dillard’s, Inc. Class A (b),(c)	1,000	97,210
eBay, Inc. (a)	13,973	766,978
Express, Inc. (a),(b),(c)	5,100	95,217
Ezcorp, Inc. Class A (a),(b),(c)	3,100	36,239
Finish Line, Inc. (The) Class A (c)	200	5,634
Foot Locker, Inc. (b),(c)	4,300	178,192
Gordmans Stores, Inc. (b),(c)	1,100	8,437
Hertz Global Holdings, Inc. (a),(b),(c)	6,800	194,616
Kirkland’s, Inc. (a),(b)	700	16,569
Liquidity Services, Inc. (a),(b)	300	6,798
Lowe’s Cos., Inc.	7,617	377,422
MarineMax, Inc. (a),(b),(c)	1,100	17,688
Netflix, Inc. (a),(b),(c)	2,000	736,340
New York & Co., Inc. (a),(b)	200	874
Office Depot, Inc. (a),(b)	21,997	116,364
Sally Beauty Holdings, Inc. (a),(b),(c)	3,900	117,897
Stein Mart, Inc. (b)	1,500	20,175
Tilly’s, Inc. Class A (a),(b)	500	5,725
Trans World Entertainment Corp. (a),(b)	300	1,326
United Online, Inc. (b),(c)	1,442	19,842
Urban Outfitters, Inc. (a),(b),(c)	10,500	389,550
Vitamin Shoppe, Inc. (a),(b),(c)	1,000	52,010
Williams-Sonoma, Inc.	4,773	278,171

		5,440,810

Retail Staples — 0.2%
CVS Caremark Corp.	19,302	1,381,444
Rite Aid Corp. (a),(b),(c)	208,000	1,052,480
Spartan Stores, Inc. (b)	2,900	70,412
TravelCenters of America LLC (a),(b),(c)	500	4,870

		2,509,206

Semiconductors — 0.4%
Alpha & Omega Semiconductor Ltd. (a),(b)	1,700	13,107
Ambarella, Inc. (a),(b)	400	13,572
ATMI, Inc. (a),(b)	500	15,105

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
AVX Corp. (b)	200	$2,786
Brooks Automation, Inc. (b),(c)	500	5,245
Cabot Microelectronics Corp. (a),(b),(c)	1,600	73,120
Ceva, Inc. (a),(b)	100	1,522
Cirrus Logic, Inc. (a),(b),(c)	17,800	363,654
Cohu, Inc. (b)	1,200	12,600
FormFactor, Inc. (a),(b),(c)	700	4,214
GSI Technology, Inc. (a),(b)	100	664
II-VI, Inc. (a),(b),(c)	1,600	28,160
Integrated Device Technology, Inc. (a),(b),(c)	600	6,114
Integrated Silicon Solution, Inc. (a),(b)	300	3,627
Intermolecular, Inc. (a),(b)	200	984
International Rectifier Corp. (a),(b),(c)	3,100	80,817
Kemet Corp. (a),(b),(c)	800	4,512
Lattice Semiconductor Corp. (a),(b),(c)	7,900	43,529
Maxim Integrated Products, Inc. (b),(c)	2,800	78,148
Micron Technology, Inc. (a),(b),(c)	94,200	2,049,792
Newport Corp. (a),(b),(c)	900	16,263
NVE Corp. (a),(b)	200	11,656
OmniVision Technologies, Inc. (a),(b),(c)	6,900	118,680
ON Semiconductor Corp. (a),(b),(c)	2,300	18,952
Pericom Semiconductor Corp. (a),(b)	1,500	13,290
Photronics, Inc. (a),(b)	2,900	26,187
PLX Technology, Inc. (a),(b),(c)	1,600	10,528
QUALCOMM, Inc.	17,819	1,323,061
Rambus, Inc. (a),(b)	700	6,629
Sigma Designs, Inc. (a),(b),(c)	3,200	15,104
Silicon Image, Inc. (a),(b)	1,800	11,070
Silicon Laboratories, Inc. (a),(b),(c)	500	21,655
Skyworks Solutions, Inc. (a),(b),(c)	8,900	254,184
Spansion, Inc. Class A (a),(b),(c)	200	2,778
Ultra Clean Holdings, Inc. (a),(b),(c)	1,600	16,048

		4,667,357

Software — 0.6%
Accelrys, Inc. (a),(b),(c)	2,200	20,988
Actuate Corp. (a),(b),(c)	11,800	90,978
Advent Software, Inc. (b)	1,700	59,483
American Software, Inc. Class A (b)	300	2,961
Aspen Technology, Inc. (a),(b)	500	20,900
Avid Technology, Inc. (a),(b),(c)	3,900	31,785
Aware, Inc. (a),(b)	300	1,833
Callidus Software, Inc. (a),(b),(c)	16,100	221,053
Carbonite, Inc. (a),(b)	100	1,183
Constant Contact, Inc. (a),(b)	1,000	31,070
Demandware, Inc. (a),(b),(c)	6,500	416,780
Digi International, Inc. (a),(b)	1,000	12,120
Digital River, Inc. (a),(c)	400	7,400
Ebix, Inc. (b)	1,100	16,192
eGain Corp. (a),(b)	100	1,024
Envestnet, Inc. (a),(b)	74,500	3,002,350
EPIQ Systems, Inc. (b)	200	3,242
Informatica Corp. (a),(b),(c)	200	8,300
IntraLinks Holdings, Inc. (a),(b)	900	10,899
Lionbridge Technologies, Inc. (a),(b),(c)	4,900	29,204
Microsoft Corp.	16,968	635,112
MicroStrategy, Inc. Class A (a),(b)	100	12,424
Omnicell, Inc. (a),(b)	400	10,212
PDF Solutions, Inc. (a),(b)	1,800	46,116
RealNetworks, Inc. (a),(b),(c)	5,100	38,505
Red Hat, Inc. (a),(b),(c)	600	33,624
Seachange International, Inc. (a),(b)	1,100	13,376

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
Splunk, Inc. (a),(b)	300	$20,601
support.com, Inc. (a),(b)	1,600	6,064
Synopsys, Inc. (a),(b)	800	32,456
Tableau Software, Inc. Class A (a),(b)	100	6,893
TIBCO Software, Inc. (a),(b),(c)	41,400	930,672
VASCO Data Security International, Inc. (a),(b),(c)	2,400	18,552
Verint Systems, Inc. (a),(b)	300	12,882
VMware, Inc. Class A (a),(b),(c)	4,800	430,608
Web.com Group, Inc. (a),(b),(c)	4,700	149,413
Workday, Inc. Class A (a),(b),(c)	800	66,528

		6,453,783

Specialty Finance — 1.5%
Air Lease Corp. (c)	60,768	1,888,669
American Capital Agency Corp.	11,800	227,622
American Capital Ltd. (a),(b),(c)	223,762	3,499,638
American Capital Mortgage Investment Corp. (b),(c)	14,100	246,186
Annaly Capital Management, Inc. (b),(c)	4,100	40,877
Anworth Mortgage Asset Corp. (b),(c)	4,000	16,840
Apollo Commercial Real Estate Finance, Inc. (c)	200	3,250
Apollo Investment Corp. (b)	300	2,544
Arbor Realty Trust, Inc. (b),(c)	800	5,328
Ares Capital Corp. (b),(c)	85,300	1,515,781
BlackRock Kelso Capital Corp. (b),(c)	33,300	310,689
Blackstone Mortgage Trust, Inc. Class A (b),(c)	800	21,704
Caesars Acquisition Co. Class A (a),(b),(c)	2,600	31,356
CIT Group, Inc. (b),(c)	1,000	52,130
Consumer Portfolio Services, Inc. (a),(c)	300	2,817
Fifth Street Finance Corp. (b)	800	7,400
Five Oaks Investment Corp. (c)	2,300	23,966
FleetCor Technologies, Inc. (a),(b),(c)	10,100	1,183,417
Gladstone Capital Corp. (b),(c)	8,100	77,760
Gladstone Investment Corp. (b),(c)	16,100	129,766
Global Cash Access Holdings, Inc. (a),(b),(c)	10,700	106,893
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (b)	400	5,584
HFF, Inc. Class A (a),(b)	2,300	61,755
Horizon Technology Finance Corp. (b),(c)	1,000	14,210
Imperial Holdings, Inc. (a),(c)	100	654
KCAP Financial, Inc. (b)	100	807
Kennedy-Wilson Holdings, Inc. (c)	23,500	522,875
MCG Capital Corp. (b)	19,100	84,040
Medallion Financial Corp. (b)	300	4,305
MFA Financial, Inc. (b),(c)	400	2,824
MVC Capital, Inc. (b)	3,300	44,550
Newcastle Investment Corp. (b),(c)	157,600	904,624
NGP Capital Resources Co. (b),(c)	4,800	35,856
Ocwen Financial Corp. (a),(b)	54,147	3,002,451
PennantPark Investment Corp. (b),(c)	7,300	84,680
Solar Capital Ltd.	400	9,020
Stellus Capital Investment Corp. (b),(c)	1,300	19,435
Two Harbors Investment Corp. (b)	227,453	2,110,764
ZAIS Financial Corp. (b)	100	1,603

		16,304,670

Technology Services — 0.0%
Amdocs Ltd. (b)	1,900	78,356
CIBER, Inc. (a),(b),(c)	5,000	20,700
CSG Systems International, Inc. (b)	500	14,700
DST Systems, Inc. (b)	100	9,074
ExlService Holdings, Inc. (a),(b),(c)	3,000	82,860
Perficient, Inc. (a),(b),(c)	2,700	63,234
Performant Financial Corp. (a),(b)	100	1,030
Sapient Corp. (a),(b),(c)	3,000	52,080

		322,034

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
Telecommunications — 0.0%
Fairpoint Communications, Inc. (a),(b),(c)	2,300	$26,013
General Communication, Inc. Class A (a),(b)	600	6,690
Level 3 Communications, Inc. (a),(b),(c)	4,800	159,216
Limelight Networks, Inc. (a),(b),(c)	700	1,386
NTELOS Holdings Corp. (b),(c)	9,400	190,162
Premiere Global Services, Inc. (a),(b),(c)	2,500	28,975
United States Cellular Corp. (b)	600	25,092
USA Mobility, Inc. (b),(c)	700	9,996
Vonage Holdings Corp. (a),(b)	100	333
Zix Corp. (a),(b),(c)	400	1,824

		449,687

Transportation & Logistics — 0.1%
Air Transport Services Group, Inc. (a),(b),(c)	4,100	33,169
Atlas Air Worldwide Holdings, Inc. (a),(b)	1,900	78,185
Con-way, Inc. (b),(c)	1,900	75,449
Matson, Inc. (b)	200	5,222
Pacer International, Inc. (a),(b),(c)	2,600	21,476
Quality Distribution, Inc. (a),(b),(c)	5,600	71,848
Stamps.com, Inc. (a),(b)	900	37,890
Union Pacific Corp.	5,636	946,848

		1,270,087

Transportation Equipment — 0.0%
Greenbrier Cos., Inc. (The) (a),(b)	500	16,420

Travel Lodging & Dining — 1.0%
AFC Enterprises, Inc. (a),(b),(c)	1,300	50,050
American Airlines Group, Inc. (a),(b),(c)	2,800	70,700
Bloomin’ Brands, Inc. (a),(b),(c)	13,500	324,135
Boyd Gaming Corp. (a),(b),(c)	69,500	782,570
Bravo Brio Restaurant Group, Inc. (a),(b)	1,200	19,524
Buffalo Wild Wings, Inc. (a),(b),(c)	1,500	220,800
Caesars Entertainment Corp. (a),(b),(c)	5,300	114,162
CEC Entertainment, Inc. (b),(c)	3,400	150,552
Delta Air Lines, Inc. (b),(c)	72,000	1,977,840
Denny’s Corp. (a),(b),(c)	11,400	81,966
Einstein Noah Restaurant Group, Inc. (b),(c)	4,100	59,450
Fiesta Restaurant Group, Inc. (a),(b),(c)	13,500	705,240
Hawaiian Holdings, Inc. (a),(b)	2,200	21,186
Hyatt Hotels Corp. Class A (a),(b),(c)	24,100	1,191,986
Jack in the Box, Inc. (a),(b),(c)	600	30,012
Las Vegas Sands Corp. (b),(c)	11,000	867,570
Marriott Vacations Worldwide Corp. (a),(b)	11,600	612,016
MGM Resorts International (a),(b),(c)	93,600	2,201,472
Monarch Casino & Resort, Inc. (a),(b)	1,700	34,136
Morgans Hotel Group Co. (a),(b),(c)	2,700	21,951
Red Lion Hotels Corp. (a),(b)	300	1,815
Red Robin Gourmet Burgers, Inc. (a),(b)	100	7,354
Republic Airways Holdings, Inc. (a),(b)	700	7,483
Ruth’s Hospitality Group, Inc. (b)	100	1,421
Scientific Games Corp. Class A (a),(b),(c)	2,300	38,939
Sonic Corp. (a),(b),(c)	12,300	248,337
Spirit Airlines, Inc. (a),(b),(c)	17,538	796,401
United Continental Holdings, Inc. (a),(b),(c)	26,800	1,013,844

		11,652,912

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares		Value
Utilities — 0.0%
Aegion Corp. (a),(b)	100		$2,189
California Water Service Group (c)	100		2,307
EnerNOC, Inc. (a),(c)	100		1,721
MYR Group, Inc. (a),(b)	100		2,508
Pinnacle West Capital Corp. (c)	34		1,799
Unitil Corp. (b)	200		6,098
Vectren Corp. (b)	500		17,750

			34,372

Waste & Environmental Service Equipment & Facility — 0.1%
Casella Waste Systems, Inc. Class A (a),(b),(c)	4,200		24,360
Ceco Environmental Corp. (c)	42		679
Republic Services, Inc.	17,287		573,929
US Ecology, Inc. (b)	300		11,157

			610,125

Total United States			255,207,755

TOTAL COMMON STOCK (COST $349,470,460)			382,587,504

PREFERRED STOCK — 0.1%
Germany — 0.1%
Automotive — 0.1%
Volkswagen AG Preference Shares	3,225		905,738

Total Germany			905,738

Republic of Korea — 0.0%
Hardware — 0.0%
Samsung Electronics Co. Ltd. Preference Shares	326		312,918

Total Republic of Korea			312,918

TOTAL PREFERRED STOCK (COST $1,040,429)			1,218,656

Security Description	Principal Amount		Value
ASSET-BACKED SECURITIES — 3.3%
Cayman Islands — 0.2%
ABCLO Ltd. Series 2007-1A, Class C, 2.09%, 04/15/21 (b),(d),(f),(g)	$1,000,000		$959,700
Callidus Debt Partners CLO Fund VII Ltd. Series 7A, Class D, 3.69%, 01/21/21 (d),(f),(g)	1,000,000		1,000,000

Total Cayman Islands			1,959,700

United States — 3.1%
Springcastle SPV SCFT 2013-1A A, 3.75%, 04/03/21 (d),(f),(h)	34,647,080		34,733,697

Total United States			34,733,697

TOTAL ASSET-BACKED SECURITIES (COST $36,655,445)			36,693,397

CONVERTIBLE BONDS — 1.3%
Finland — 0.8%
Communications Equipment — 0.8%
Nokia Oyj REG S, 5.00%, 10/26/17 (d)	2,700,000	EUR	8,780,814

Total Finland			8,780,814

France — 0.2%
Automotive — 0.2%
Faurecia REG S, 3.25%, 01/01/18 (d)	5,887,200	EUR	2,673,486

Total France			2,673,486

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Principal Amount		Value
Netherlands — 0.3%
Automotive — 0.3%
Volkswagen International Finance NV Co. GUAR REG S (d)	$2,000,000	EUR	3,404,856

Total Netherlands			3,404,856

TOTAL CONVERTIBLE BONDS (COST $10,484,221)			14,859,156

CORPORATE BONDS & NOTES — 23.3%
Bermuda — 0.8%
Financial Services — 0.7%
Armor Re Ltd., 4.25%, 05/14/2014 (g)	800,000		805,880
Lodestone Re Ltd., 7.26%, 01/08/14 (f),(g)	1,500,000		1,499,903
NAKAMA RE Ltd., 2.81%, 09/29/16 (f),(g)	250,000		250,732
Sanders Re Ltd.,
3.51%, 05/05/17 (f),(g)	500,000		499,188
4.01%, 05/05/17 (f),(g)	960,000		958,054
Tar Heel Re Ltd., 8.56%, 05/09/19 (f),(g)	3,000,000		3,173,988
Tradewynd Re Ltd., 7.07%, 01/09/17 (f)	650,000		651,228

			7,838,973

Oil & Gas Services — 0.1%
Seadrill Ltd. (d),(f)	1,000,000		997,500

Total Bermuda			8,836,473

Brazil — 0.8%
Banking — 0.7%
Banco Bradesco SA REG S	2,290,000		2,284,275
Banco do Brasil SA/Cayman REG S	2,630,000		2,524,800
Banco do Estado do Rio Grande do Sul SA REG S	300,000		296,250
Banco Votorantim SA REG S	1,090,000		1,128,150
Itau Unibanco Holding SA REG S,
5.75%, 01/22/21	630,000		630,945
6.20%, 04/15/20 - 12/21/21	1,570,000		1,609,950

			8,474,370

Utilities — 0.1%
CESP Companhia Energetica De Tranche TR 00007 REG S	1,336,000		861,720

Total Brazil			9,336,090

Canada — 0.5%
Media Non-Cable — 0.5%
Postmedia Network, Inc., 12.50%, 07/15/18 (c),(d)	4,845,000		5,353,725

Total Canada			5,353,725

Cayman Islands — 1.2%
Financial Services — 1.2%
Ibis Re II Ltd., 4.05%, 06/28/16 (f),(g)	2,000,000		2,046,942
Montana Re Ltd.,
12.16%, 01/08/14 (f),(g)	2,000,000		2,000,530
16.66%, 01/08/14 (f),(g)	1,500,000		1,500,842
Mystic Re Ltd., 12.01%, 03/12/15 (f),(g)	3,000,000		3,201,133
Pelican RE Ltd. Unsecured, 13.81%, 04/13/15 (f),(g)	1,750,000		1,889,544
Successor X Ltd.,
9.35%, 02/25/14 (f),(g)	500,000		502,652
13.01%, 02/25/14 (f),(g)	2,000,000		2,024,542

Total Cayman Islands			13,166,185

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Principal Amount		Value
France — 0.2%
Life Insurance — 0.2%
Groupama SA Jr Subordinate REG S, 6.30% (perpetual bond) (d),(g)	$400,000	EUR	478,743
Groupama SA Sr Subordinate, 4.38% (perpetual bond) (d),(g)	1,450,000	EUR	1,825,209

Total France			2,303,952

Greece — 0.2%
Transportation & Logistics — 0.2%
Navios Maritime Acquisition Corp. / Navios Acquisition Finance US, Inc., 8.13%, 11/15/21 (d),(f)	1,700,000	USD	1,734,000

Total Greece			1,734,000

Ireland — 0.3%
Banking — 0.1%
UT2 Funding PLC, 5.32%, 06/30/16 (d)	850,000		1,163,498

Financial Services — 0.2%
Pylon II Capital Ltd. Notes, 9.18%, 05/05/16 (f),(g)	1,830,000		2,761,894

Total Ireland			3,925,392

Luxembourg — 0.1%
Food & Beverage — 0.1%
Cosan Luxembourg SA REG S, 5.00%, 03/14/23	760,000		660,288

Transportation & Logistics — 0.0%
Topaz Marine SA, 8.63%, 11/01/18 (d),(f)	250,000		251,875

Wireless Telecommunication Services — 0.0%
Altice Financing SA, 6.50%, 01/15/22 (d)	440,000		444,400

Total Luxembourg			1,356,563

Nigeria — 0.1%
Oil & Gas Services — 0.1%
Sea Trucks Group, 9.00%, 03/26/18 (f)	750,000		720,000

Total Nigeria			720,000

United States — 19.1%
Cable & Satellite — 0.4%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 09/30/22 (d)	1,000,000		933,750
Sirius XM Holdings, Inc., 4.63%, 05/15/23 (d),(e),(f)	3,510,000		3,176,550

			4,110,300

Casinos & Gaming — 0.4%
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Property, 11.00%, 10/01/21 (d),(e),(f)	1,500,000		1,537,500
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Property, 8.00%, 1 0/01/20 (d),(e),(f)	650,000		676,000
CCM Merger, Inc., 9.13%, 05/01/19 (d),(e),(f)	1,000,000		1,045,000
Isle of Capri Casinos, Inc., 8.88%, 06/15/20 (d),(e)	1,000,000		1,067,500

			4,326,000

Chemicals — 0.2%
Hexion US Finance Corp. / Hexion Nova Scotia Finance ULC, 8.88%, 02/01/18 (d),(e)	2,653,000		2,755,804

Commercial Finance — 0.1%
PHH Corp., 6.38%, 08/15/21 (d)	1,500,000		1,500,000

Communications Equipment — 0.5%
Avaya, Inc., 10.50%, 03/01/21 (d),(e),(f)	6,059,000		5,846,935

Consumer Finance — 0.2%
iPayment, Inc., 10.25%, 05/15/18 (d)	2,574,000		2,110,680

Consumer Products — 0.4%
American Achievement Corp., 10.88%, 04/15/16 (b),(c),(d),(f)	4,581,000		4,821,502

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Principal Amount	Value
Consumer Services — 0.4%
Wyle Services Corp., 10.50%, 04/01/18 (b),(d),(f)	$4,256,000	$4,351,760

Exploration & Production — 0.9%
Atlas Energy Holdings Operating Co. LLC,
7.75%, 01/15/21 (d),(f)	1,575,000	1,512,000
9.25%, 08/15/21 (d),(f)	1,500,000	1,533,750
EXCO Resources, Inc., 7.50%, 09/15/18 (d),(e)	1,000,000	950,000
Halcon Resources Corp.,
8.88%, 05/15/21 (c),(d),(e)	880,000	888,800
9.25%, 02/15/22 (c),(d),(f)	1,500,000	1,526,250
9.75%, 07/15/20 (d),(f)	440,000	458,150
Legacy Reserves LP / Legacy Reserves Finance Corp., 6.63%, 12/01/21 (d),(f)	1,760,000	1,702,800
Quicksilver Resources, Inc., 11.00%, 07/01/21 (d),(f)	1,000,000	1,085,000
Ultra Petroleum Corp., 5.75%, 12/15/18 (d),(f)	440,000	452,100
Walter Energy, Inc., 9.50%, 10/15/19 (d),(e),(f)	250,000	263,750

		10,372,600

Financial Services — 11.9%
Lehman Brothers Holdings, Inc., 1.000%, 04/04/16 - 12/31/49 (b),(d),(i)	553,950,000	117,123,250
MF Global Holdings Ltd.,
1.88%, 02/01/16 (a),(d)	17,472,000	8,299,200
3.38%, 08/01/18 (a),(d)	6,000,000	2,820,000
6.25%, 08/08/16 (a),(d)	3,000,000	1,470,000
National Financial Partners Corp., 9.00%, 07/15/21 (c),(d),(f)	1,000,000	1,050,000
ROC Finance LLC / ROC Finance 1 Corp., 12.13%, 09/01/18 (c),(d),(e),(f)	2,200,000	2,260,500

		133,022,950

Food & Beverage — 0.1%
Darling International, Inc., 5.38%, 01/15/22 (d),(f)	880,000	886,600

Health Care Facilities/Services — 0.2%
CHS/Community Health Systems, Inc., 7.13%, 07/15/20 (b),(c),(d),(e)	2,100,000	2,178,750
MedImpact Holdings, Inc., 10.50%, 02/01/18 (d),(f)	337,000	369,858

		2,548,608

Home & Office Products — 0.1%
Serta Simmons Holdings LLC, 8.13%, 10/01/20 (c),(d),(f)	1,000,000	1,087,500

Media Non-Cable — 0.8%
American Media, Inc., 11.50%, 12/15/17 (d),(e)	4,940,000	5,372,250
Knight Ridder, Inc., 5.75%, 09/01/17 (d)	1,500,000	1,646,250
Visant Corp., 10.00%, 10/01/17 (b),(c),(d),(e)	2,000,000	1,940,000

		8,958,500

Medical Equipment/Devices — 0.4%
Accellent, Inc., 10.00%, 11/01/17 (b),(c),(d)	4,130,000	4,264,225

Pharmaceuticals — 0.2%
Endo Finance Co., 5.75%, 01/15/22 (c),(d),(f)	880,000	884,400
Pinnacle Merger Sub, Inc., 9.50%, 10/01/23 (c),(d),(f)	1,000,000	1,065,000

		1,949,400

Real Estate — 0.1%
MPT Operating Partnership LP / MPT Finance Corp., 6.38%, 02/15/22 (c),(d)	1,000,000	1,035,000

Restaurants — 0.0%
BK Capital Holding/Burge Co. GUAR REG S, 0.00%, 04/15/19 (g),(j)	620,000	558,000

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Principal Amount		Value
Retail Discretionary — 0.7%
Hot Topic, Inc., 9.25%, 06/15/21 (c),(d),(f)	$1,000,000		$1,047,500
Neiman Marcus Group LTD, Inc. PIK, 8.75%, 10/15/21 (d),(e),(f)	3,520,000		3,687,200
rue21, Inc., 9.00%, 10/15/21 (d),(f)	3,930,000		2,849,250

			7,583,950

Retail Staples — 0.1%
Pinnacle Operating Corp., 9.00%, 11/15/20 (c),(d),(f)	1,000,000		1,061,250

Travel & Lodging — 0.6%
Caesars Entertainment Operating Co., Inc.,
5.63%, 06/01/15 (d)	1,000,000		987,500
8.50%, 02/15/20 (d),(e)	1,000,000		962,500
9.00%, 02/15/20 (b),(c),(d),(e)	500,000		486,250
11.25%, 06/01/17 (d)	1,500,000		1,526,250
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (c),(d),(f)	1,000,000		1,010,000
Marina District Finance Co., Inc. 9.88%, 08/15/18 (d),(e)	750,000		811,875
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp., 6.38%, 06/01/21 (d),(f)	1,000,000		965,000

			6,749,375

Wireless Telecommunication Services — 0.4%
Frontier Communications Corp., 9.00%, 08/15/31 (c),(d),(e)	4,250,000		4,207,500

Total United States			214,108,439

TOTAL CORPORATE BONDS & NOTES (COST $250,620,936)			260,840,819

BANK LOANS — 2.0%
United States — 2.0%
Financial Services — 2.0%
MF Global Finance USA, Inc., 06/15/14 (d),(i)	25,000,000		22,416,750

Total United States			22,416,750

TOTAL BANK LOANS (COST $22,046,493)			22,416,750

FOREIGN GOVERNMENT — 1.4%
Colombia Government International Bond, 12.00%, 10/22/15	1,300,000,000	COP	759,119
Hungary Government Bond,
5.50%, 12/20/18	100,000,000	HUF	478,482
6.75%, 02/24/17	180,000,000	HUF	894,054
Malaysia Government Bond, 4.38%, 11/29/19	7,640,000	MYR	2,378,208
Mexican Bonos,
6.50%, 06/10/21	31,000,000	MXN	2,435,947
9.50%, 12/18/14	18,800,000	MXN	1,517,550
Peruvian Government International Bond REG S, 7.84%, 08/12/20	1,150,000	PEN	468,150
Poland Government Bond,
3.75%, 04/25/18	2,700,000	PLN	900,515
4.75%, 04/25/17	3,900,000	PLN	1,346,453
Russian Federal Bond — OFZ, 6.80%, 12/11/19	68,000,000	RUB	2,026,293
Thailand Government Bond, 3.65%, 12/17/21	25,500,000	THB	770,390
Turkey Government Bond, 9.00%, 03/08/17	3,550,000	TRY	1,605,512

TOTAL FOREIGN GOVERNMENT (COST $15,864,335)			15,580,673

MORTGAGE-BACKED SECURITIES — 8.9%
Cayman Islands — 0.1%
Collateralized Debt Obligation (Commercial) — 0.1%
NSTAR Real Estate CDO, 5.16%, 08/25/29 (b),(d),(f),(g)	1,000,000		1,012,300

Total Cayman Islands			1,012,300

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Principal Amount	Value
United States — 8.8%
Collateralized Mortgage Obligation (Residential) — 8.3%
Adjustable Rate Mortgage Trust Series 2005-1, Class 2A1, 2.83%, 05/25/35 (d),(g)	$2,523,119	$2,461,050
Banc of America Funding 2006-H Trust Series 2006-H, Class 2A3, 2.80%, 09/20/46 (d),(g)	7,326,614	6,146,297
Banc of America Funding Trust Series 2006-A, Class 3A2, 2.69%, 02/20/36 (d),(g)	1,260,153	1,012,281
Bear Stearns ARM Trust Series 2005-1, Class 2A1, 2.77%, 03/25/35 (d),(g)	3,739,192	3,627,016
Citicorp Mortgage Securities Series 2005-7, Class 1A4, 5.50%, 10/25/35 (d)	780,584	768,875
Citigroup Mortgage Loan Trust 2006-AR1 Series 2006-AR1, Class 2A1, 2.50%, 03/25/36 (d),(g)	122,391	112,208
First Horizon Alternative Mortgage Securities Trust Series 2005-AA7, Class 2A1, 2.24%, 09/25/35 (d),(g)	6,574,731	5,867,947
Connecticut Avenue Securities Series 2013-C01, Class M2, 5.41%, 10/25/23 (d),(g),(h)	5,000,000	5,280,000
GSR Mortgage Loan Trust 2005-AR6 Series 2005-AR6, Class 3A2, 2.66%, 09/25/35 (d),(g)	589,431	561,021
GSR Mortgage Loan Trust Series 2006-AR1, Class 2A4, 2.63%, 01/25/36 (d),(g)	2,208,900	1,989,998
JP Morgan Alternative Loan Trust Series 2006-S4, Class A6, 5.71%, 12/25/36 (d),(g)	569,337	535,176
JP Morgan Mortgage Acquisition Trust Series 2007-CH1, Class AF3 SEQ, 5.34%, 11/25/36 (d),(g),(j)	835,893	882,703
JP Morgan Mortgage Trust 2007-A1 Series 2007-A1, Class 5A6, 2.75%, 07/25/35 (d),(g)	373,688	345,661
MASTR Adjustable Rate Mortgages Trust Series 2007-1, Class 2A1, 2.75%, 11/25/36 (d),(g)	11,596,872	10,089,278
PHHMC Mortgage Pass Through CE PHHMC Series 2008-CIM1, Class 21A2, 6.00%, 05/25/38 (d)	588,993	596,886
Structured Agency Credit Risk Debt Notes Series 2013-DN1 Series 2013-DN1, Class M2, 7.31%, 07/25/23 (d),(g),(h)	10,500,000	12,346,950
Structured Asset Securities Corp. Mortgage Loan Trust 2005-4XS Series 2005-4XS, Class 1A3, 5.00%, 03/25/35 (d),(g),(j)	702,393	736,108
Structured Asset Securities Corp. Trust Series 2005-6, Class 2A1, 5.50%, 05/25/35 (d)	713,542	724,816
Vericrest Opportunity VOLT 2013-NPL4 A1, 3.96%, 11/25/53 (d),(f),(g),(h)	8,051,387	8,061,854
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR11, Class 3A1A, 1.05%, 09/25/46 (d),(g)	8,178,739	6,138,144
Series 2006-AR19, Class 1A, 0.88%, 01/25/47 (d),(g)	4,131,155	3,373,088
Series 2006-AR7, Class 2A, 1.12%, 07/25/46 (d),(g)	5,949,157	4,952,673
Series 2006-AR9, Class 1A, 1.14%, 08/25/46 (d),(g)	9,151,509	7,885,855
Series 2007-OA1, Class A1A, 0.84%, 02/25/47 (d),(g)	5,866,343	4,649,076
Wells Fargo Mortgage Backed Securities 2007-14 Trust
Series 2007-14, Class 1A1, 6.00%, 10/25/37 (d)	592,215	587,773
Wells Fargo Mortgage Backed Securities
Series 2005-AR9, Class 3A2, 2.65%, 06/25/34 (d),(g)	567,089	557,165
Series 2006-13, Class A5, 6.00%, 10/25/36 (b),(d)	558,945	564,534
Series 2006-AR16, Class A1, 2.68%, 10/25/36 (d),(g)	2,053,073	1,914,696
Series 2007-16, Class 1A7, 6.00%, 12/28/37 (b),(d)	581,689	597,104

		93,366,233

Commercial Mortgage-Backed Securities — 0.5%
BAMLL Commercial Mortgage Securities Trust 2013-DSNY Series, Class F, 3.67%, 09/15/26 (d),(f),(g)	600,000	601,020
Boca Hotel Portfolio Trust Series 2013-BOCA, Class E, 3.92%, 08/15/26 (d),(f),(g)	1,000,000	1,003,900
COMM 2000-C1 Mortgage Trust Series 2000-C1, Class G, 6.85%, 08/15/33 (b),(d),(f),(g)	596,574	605,344
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3, Class H, 5.16%, 05/15/38 (b),(d),(f),(g)	351,825	351,825

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Principal Amount	Value
Credit Suisse Mortgage Capital Certificates Series 2006-TF2A, Class KERE, 0.77%, 09/15/21 (d),(f),(g)	$170,782	$169,501
Hilton USA Trust 2013-HLF Series 2013-HLF, Class EFL, 3.92%, 11/05/30 (d),(f),(g)	1,000,000	1,002,700
LB-UBS Commercial Mortgage Trust Series 2007-C1, Class AJ SEQ, 5.48%, 02/15/40 (d)	700,000	713,300
Wachovia Bank Commercial Mortgage Trust Series 2007-C30 Series 2007-C30, Class AJ, 5.41%, 12/15/43 (d),(g)	700,000	676,760
Wachovia Bank Commercial Mortgage Trust Series 2007-C31 Series 2007-C31, Class AJ, 5.66%, 04/15/47 (d),(g)	700,000	714,280

		5,838,630

Total United States		99,204,863

TOTAL MORTGAGE-BACKED SECURITIES (COST $98,263,837)		100,217,163

TRADE CLAIMS — 1.4%
United States — 1.4%
Financials — 1.4%
Lehman Brothers Special Finance, 12/31/20 (d),(i) (Cost $13,784,984)	75,000,000	15,304,500

U.S. GOVERNMENT SPONSORED AGENCY SECURITIES — 2.7%
United States — 2.7%
Interest Only Collateralized Mortgage Obligations (Residential) — 1.5%
Federal Home Loan Mortgage Corp.,
Series 4029, Class MI, 4.00%, 04/15/41 (d)	17,409,383	3,166,767
Series 4172, Class PI, 3.00%, 07/15/40 (d)	23,928,885	2,845,144
Series 4194, Class GI, 4.00%, 04/15/43 (d),(g)	14,990,137	2,897,594
Federal National Mortgage Association
Series 2012-144, Class KI, 3.00%, 11/25/42 (d)	3,231,298	427,501
Series 2012-148, Class CI, 3.00%, 11/25/42 (d)	20,961,357	2,567,766
Series 2013-1, Class PI, 4.00%, 06/25/42 (d)	5,314,864	1,042,245
Series 2013-54, Class IN, 3.50%, 03/25/43 (d)	16,219,891	2,595,182
Series 2013-83, Class PI, 3.00%, 10/25/41 (d)	10,648,226	1,249,037

		16,791,236

Inverse Interest Only Collateralized Mortgage Obligations (Residential) — 1.2%
Federal National Mortgage Association
Series 2013-84, Class PS, 5.99%, 11/25/42 (d),(g)	15,334,775	2,882,938
Government National Mortgage Association
Series 2010-14, Class SH, 5.83%, 02/16/40 (d),(g)	18,777,642	2,833,546
Series 2010-61, Class SJ, 5.88%, 05/16/40 (d),(g)	4,231,731	660,573
Series 2011-146, Class YS, 6.48%, 11/16/41 (d),(g)	2,484,348	522,210
Series 2013-104, Class CS, 5.93%, 07/20/43 (d),(g)	4,776,792	863,644
Series 2013-58, Class SA, 6.08%, 04/20/43 (d),(g)	841,476	155,421
Series 2013-117, Class KI, 5.00%, 12/16/41 (d)	3,002,311	583,950
Series 2013-117, Class PS, 5.98%, 04/20/43 (d),(g)	10,639,051	2,015,036
Series 2013-117, Class SP, 5.98%, 03/20/43 (d),(g)	14,414,899	2,637,926

		13,155,244

Total United States		29,946,480

TOTAL U.S. GOVERNMENT SPONSORED AGENCY SECURITIES (COST $30,164,439)		29,946,480

U.S. TREASURY NOTES — 0.2%
U.S. Treasury Notes, 2.50%, 08/15/23 (c) (Cost $2,421,652)	2,500,000	2,396,290

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — 0.2%	14,556	$558,223
iShares China Large-Cap ETF
iShares MSCI Japan ETF	145,018	1,759,068

TOTAL EXCHANGE-TRADED FUNDS (COST $2,183,672)		2,317,291

INVESTMENT IN INVESTEE FUND — 2.4%
Cayman Islands — 2.4%
Glenview Capital Partners (Cayman), Ltd. (a),(k) (Cost $25,000,000)	25,000	$27,026,000

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Contracts		Value
PURCHASED OPTIONS — 0.3%
Exchange-Traded Call Options — 0.0%
Deutsche Telekom AG Strike Price 12.50 EUR Expires 02/21/14 (d)	750		$41,271

Exchange-Traded Put Options — 0.1%
5 Year U.S. Treasury Note Future Strike Price 119.50 USD Expires 02/21/14 (d)	85		55,117
5 Year U.S. Treasury Note Future Strike Price 120.00 USD Expires 02/21/14 (d)	43		40,649
10 Year U.S. Treasury Note Future Strike Price 121.00 USD Expires 02/21/14 (d)	616		210,764
Casino Guichard Perrachon SA Strike Price 68.00 EUR Expires 06/20/14 (d)	525		67,891
Euro Stoxx 50 Strike Price 3,050.00 EUR Expires 01/17/14 (d)	50		15,408
Euro Stoxx 50 Strike Price 2,950.00 EUR Expires 03/21/14 (d)	24		14,362
Euro Stoxx 50 Strike Price 3,000.00 EUR Expires 03/21/14 (d)	26		20,030
Financial Select Sector SPDR Fund Strike Price 19.75 USD Expires 01/17/14	140,828		2,245
Financial Select Sector SPDR Fund Strike Price 20.50 USD Expires 03/21/14	568,744		133,675
iShares MSCI Brazil Capped ETF Strike Price 43.00 USD Expires 01/18/14 (d)	347		8,675
iShares MSCI Brazil Capped ETF Strike Price 44.00 USD Expires 03/22/14 (d)	346		56,052
S&P 500 Index Value 1,625.00 USD Expires 01/18/14 (d)	33		2,805
S&P 500 Index Value 1,750.00 USD Expires 01/18/14 (d)	88		21,120
SPX US Strike Price 1,725.00 USD Expires 03/22/14 (d)	101		138,370
Thyssenkrupp AG Strike Price 10.00 EUR Expires 12/19/14 (d)	1,600		19,810

			806,973

Security Description	Notional Amount		Value
FX OTC Call Options — 0.2%
USD/BRL Currency Strike Price 2.20 USD Expires 12/31/14 Counterparty JPMorgan Chase Bank, N.A.	$1,170,000	USD	$174,430
USD/CNY Currency Strike Price 6.40 USD Expires 11/05/15 Counterparty JPMorgan Chase Bank, N.A.	9,340,000	USD	83,799
USD/JPY Currency Strike Price 95.00 USD Expires 12/30/14 Counterparty JPMorgan Chase Bank, N.A.	21,310,000	USD	2,310,434

			2,568,663

OTC Call Options — 0.0%
KOSPI 200 Index Strike Price 285.94 USD Expires 01/09/14 Counterparty JPMorgan Chase Bank, N.A.	13,819,414	KRW	1

OTC Put Options — 0.0%
Fiat SpA Strike Price 3.20 EUR Expires 12/19/14 Counterparty JPMorgan Chase Bank, N.A. (d)	1,750,000	EUR	226,958
Ibovespa Brazil Sau Paulo Stock Exchange Index Strike Price 50,440.00 USD Expires 03/19/14 Counterparty JPMorgan Chase Bank, N.A.	192	BRL	93,164

			320,122

TOTAL PURCHASED OPTIONS (PREMIUMS PAID $4,123,507)			3,737,030

TOTAL INVESTMENTS IN SECURITIES — 81.6% (COST $862,124,410) (l)			915,141,709

TOTAL SECURITIES SOLD SHORT — (20.1%) (PROCEEDS $216,976,330)			(225,152,648)

Other Assets — 38.5% (m)			431,887,236

Net Assets — 100.0%			$1,121,876,297

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

*	As of December 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost		$862,124,410

Gross unrealized appreciation		$57,885,620
Gross unrealized depreciation		(4,868,321)

Net unrealized appreciation		$53,017,299

Security Description	Shares	Value
SECURITIES SOLD SHORT — (20.1)%
COMMON STOCK — (12.6)%
Argentina — (0.0)%
Retail Discretionary — (0.0)%
MercadoLibre, Inc.	3,200	$(344,928)

Total Argentina		(344,928)

Australia — (0.1)%
Banking — (0.0)%
Westpac Banking Corp. ADR	100	(2,905)

Iron & Steel — (0.1)%
BHP Billiton Ltd. ADR	5,856	(399,379)

Metals & Mining — (0.0)%
Alumina Ltd. ADR	500	(1,980)

Oil Gas & Coal — (0.0)%
Samson Oil & Gas Ltd. ADR	300	(126)

Total Australia		(404,390)

Bermuda — (0.0)%
Insurance — (0.0)%
Tower Group International Ltd.	4,200	(14,196)

Transportation & Logistics — (0.0)%
Frontline Ltd.	1,100	(4,114)
Teekay Tankers Ltd. Class A	500	(1,965)

		(6,079)

Total Bermuda		(20,275)

Brazil — (0.1)%
Consumer Products — (0.1)%
AMBEV SA ADR	54,400	(399,840)

Forest & Paper Products — (0.0)%
Fibria Celulose SA ADR	13,200	(154,176)

Oil Gas & Coal — (0.0)%
Petroleo Brasileiro SA ADR	22,400	(308,672)

Real Estate Operation & Services — (0.0)%
Gafisa SA ADR	22,500	(70,425)

Telecommunication — (0.0)%
Oi SA ADR	36,100	(57,399)

Travel Lodging & Dining — (0.0)%
Gol Linhas Aereas Inteligentes SA ADR	7,200	(32,904)

Total Brazil		(1,023,416)

Canada — (0.1)%
Asset Management — (0.0)%
Brookfield Asset Management, Inc. Class A	7,500	(291,225)

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
Automotive — (0.0)%
Westport Innovations, Inc.	6,000	$(117,660)

Biotechnology & Pharmaceutical — (0.0)%
Oncolytics Biotech, Inc.	300	(465)

Hardware — (0.0)%
Imax Corp.	4,900	(144,452)

Iron & Steel — (0.0)%
Turquoise Hill Resources Ltd.	78,700	(259,710)

Metals & Mining — (0.1)%
AuRico Gold, Inc.	42,900	(157,014)
Endeavour Silver Corp.	1,000	(3,630)
First Majestic Silver Corp.	1,500	(14,700)
McEwen Mining, Inc.	6,100	(11,956)
North American Palladium Ltd.	600	(395)
Novagold Resources, Inc.	19,400	(49,276)
Pretium Resources, Inc.	1,000	(5,160)
Rare Element Resources Ltd.	6,700	(10,385)
Sandstorm Gold Ltd.	4,900	(20,923)
Seabridge Gold, Inc.	6,100	(44,530)
Tanzanian Royalty Explortation	1,700	(2,975)
Uranium Energy Corp.	1,500	(3,000)

		(323,944)

Technology Services — (0.0)%
CGI Group, Inc. Class A	8,200	(274,372)

Telecommunication — (0.0)%
Telus Corp.	1,100	(37,884)

Transportation & Logistics — (0.0)%
Canadian National Railway Co.	600	(34,212)

Utilities — (0.0)%
Just Energy Group, Inc.	1,600	(11,456)

Total Canada		(1,495,380)

Chile — (0.1)%
Banking — (0.0)%
Banco Santander Chile ADR	1,700	(40,069)

Travel Lodging & Dining — (0.1)%
Latam Airlines Group SA ADR	68,962	(1,124,770)

Total Chile		(1,164,839)

China — (0.2)%
Media Content — (0.2)%
Renren, Inc. ADR	8,700	(26,535)
Youku Tudou, Inc. ADR	61,600	(1,866,480)

		(1,893,015)

Oil Gas & Coal — (0.0)%
Yanzhou Coal Mining Co. Ltd. ADR	5,200	(47,996)

Renewable Energy — (0.0)%
JA Solar Holdings Co. Ltd. ADR	1,200	(11,004)
LDK Solar Co. Ltd. ADR	1,600	(2,096)

		(13,100)

Retail Discretionary — (0.0)%
E-Commerce China Dangdang, Inc. ADR	17,000	(162,350)

Total China		(2,116,461)

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
Denmark — (0.3)%
Biotechnology & Pharmaceutical — (0.3)%
Novo Nordisk A/S B Shares (d)	19,600	$(3,592,716)

Total Denmark		(3,592,716)

Germany — (0.1)%
Institutional Financial Service — (0.0)%
Deutsche Bank AG	6,800	(328,032)

Semiconductors — (0.0)%
Aixtron SE ADR	1,800	(26,136)

Software — (0.1)%
SAP AG ADR	4,800	(418,272)

Total Germany		(772,440)

Greece — (0.0)%
Banking — (0.0)%
National Bank of Greece SA ADR	7,000	(39,200)

Transportation & Logistics — (0.0)%
Diana Containerships, Inc.	500	(2,025)

Total Greece		(41,225)

Hong Kong — (0.0)%
Apparel & Textile Products — (0.0)%
Michael Kors Holdings Ltd.	1,100	(89,309)

Total Hong Kong		(89,309)

India — (0.0)%
Banking — (0.0)%
HDFC Bank Ltd. ADR	7,600	(261,744)

Biotechnology & Pharmaceutical — (0.0)%
Dr Reddy’s Laboratories Ltd. ADR	100	(4,103)

Software — (0.0)%
Wipro Ltd. ADR	5,500	(69,245)

Total India		(335,092)

Ireland — (0.4)%
Biotechnology & Pharmaceutical — (0.1)%
Amarin Corp. PLC ADR	337,900	(665,663)

Construction Materials — (0.0)%
CRH PLC ADR	100	(2,555)

Medical Equipment/Devices — (0.3)%
Covidien PLC (d)	54,200	(3,691,020)

Total Ireland		(4,359,238)

Israel — (0.1)%
Consumer Products — (0.1)%
SodaStream International Ltd.	7,000	(347,480)

Semiconductors — (0.0)%
Mellanox Technologies Ltd.	500	(19,985)

Total Israel		(367,465)

Monaco — (0.0)%
Transportation & Logistics — (0.0)%
Scorpio Tankers, Inc.	18,700	(220,473)

Total Monaco		(220,473)

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
Netherlands — (0.0)%
Insurance — (0.0)%
ING Groep NV ADR	9,700	$(135,897)

Semiconductors — (0.0)%
ASML Holding NV New York Shares	200	(18,740)

Total Netherlands		(154,637)

Norway — (0.0)%
Transportation & Logistics — (0.0)%
Nordic American Tankers Ltd.	21,500	(208,550)

Total Norway		(208,550)

Republic of Korea — (0.0)%
Iron & Steel — (0.0)%
POSCO ADR	300	(23,400)

Telecommunication — (0.0)%
KT Corp. ADR	200	(2,974)

Utilities — (0.0)%
Korea Electric Power Corp. ADR	600	(9,966)

Total Republic of Korea		(36,340)

Russia — (0.0)%
Iron & Steel — (0.0)%
Mechel ADR	7,500	(19,200)

Total Russia		(19,200)

South Africa — (0.0)%
Metals & Mining — (0.0)%
AngloGold Ashanti Ltd. ADR	26,100	(305,892)

Total South Africa		(305,892)

Spain — (0.0)%
Banking — (0.0)%
Banco Bilbao Vizcaya Argentaria SA ADR	9,101	(112,761)

Total Spain		(112,761)

Sweden — (0.0)%
Hardware — (0.0)%
Neonode, Inc.	4,700	(29,704)

Total Sweden		(29,704)

Switzerland — (0.1)%
Hardware — (0.0)%
Logitech International SA	2,100	(28,749)

Institutional Financial Service — (0.0)%
Credit Suisse Group AG ADR	2,500	(77,600)

Oil Gas & Coal — (0.1)%
Transocean Ltd.	4,700	(232,274)

Semiconductors — (0.0)%
STMicroelectronics NV	5,700	(45,600)

Total Switzerland		(384,223)

United Kingdom — (0.1)%
Banking — (0.0)%
Lloyds Banking Group PLC ADR	3,000	(15,960)

Iron & Steel — (0.0)%
Rio Tinto PLC ADR	7,925	(447,208)

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
Machinery — (0.0)%
CNH Industrial NV	35	$(397)

Semiconductors — (0.1)%
ARM Holdings PLC ADR	11,000	(602,140)

Total United Kingdom		(1,065,705)

United States — (10.9)%
Aerospace & Defense — (0.1)%
Precision Castparts Corp.	3,100	(834,830)
Sturm Ruger & Co., Inc.	100	(7,309)
United Technologies Corp.	1,700	(193,460)

		(1,035,599)

Apparel & Textile Products — (0.1)%
Cintas Corp.	4,900	(291,991)
Under Armour, Inc. Class A	3,700	(323,010)
Wolverine World Wide, Inc.	2,700	(91,692)

		(706,693)

Asset Management — (0.0)%
Cohen & Steers, Inc.	1,200	(48,072)

Automotive — (0.0)%
BorgWarner, Inc.	400	(22,364)

Banking — (0.1)%
Bank of the Ozarks, Inc.	200	(11,318)
First Financial Bankshares, Inc.	200	(13,264)
FirstMerit Corp.	16,100	(357,903)
Prosperity Bancshares, Inc.	8,100	(513,459)
Sterling Bancorp	661	(8,838)

		(904,782)

Biotechnology & Pharmaceuticals — (0.8)%
ACADIA Pharmaceuticals, Inc.	70,900	(1,771,791)
Achillion Pharmaceuticals, Inc.	100	(332)
Agenus, Inc.	1,100	(2,904)
Alexza Pharmaceuticals, Inc.	100	(473)
Allergan, Inc.	100	(11,108)
Alnylam Pharmaceuticals, Inc.	2,800	(180,124)
Ampio Pharmaceuticals, Inc.	1,400	(9,982)
Antares Pharma, Inc.	100	(448)
Apricus Biosciences, Inc.	100	(265)
Arena Pharmaceuticals, Inc.	28,000	(163,800)
Ariad Pharmaceuticals, Inc.	26,300	(179,366)
AVANIR Pharmaceuticals, Inc. Class A	7,400	(24,864)
Biotime, Inc.	100	(360)
Bristol-Myers Squibb Co.	100	(5,298)
Cell Therapeutics, Inc.	1,300	(2,496)
Celldex Therapeutics, Inc.	1,700	(41,157)
Celsion Corp.	1,000	(3,890)
Coronado Biosciences, Inc.	5,500	(14,465)
Curis, Inc.	300	(846)
Cyclacel Pharmaceuticals, Inc.	1,600	(6,432)
Cytokinetics, Inc.	1,700	(11,050)
Dendreon Corp.	6,300	(18,837)
Eli Lilly & Co. (d)	42,600	(2,172,600)
Endocyte, Inc.	900	(9,621)
Exelixis, Inc.	13,700	(83,981)
Galena Biopharma, Inc.	12,800	(63,488)
Halozyme Therapeutics, Inc.	1,200	(17,988)
ImmunoGen, Inc.	1,300	(19,071)

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
Immunomedics, Inc.	2,700	$(12,420)
Infinity Pharmaceuticals, Inc.	11,700	(161,577)
Inovio Pharmaceuticals, Inc.	5,600	(16,240)
Ironwood Pharmaceuticals, Inc.	43,400	(503,874)
Keryx Biopharmaceuticals, Inc.	91,400	(1,183,630)
Lexicon Pharmaceuticals, Inc.	800	(1,440)
Ligand Pharmaceuticals, Inc. Class B	100	(5,260)
Merrimack Pharmaceuticals, Inc.	23,500	(125,490)
Nektar Therapeutics	6,100	(69,235)
Novavax, Inc.	1,100	(5,632)
NuPathe, Inc.	1,100	(3,597)
Opexa Therapeutics, Inc.	300	(546)
Orexigen Therapeutics, Inc.	16,000	(90,080)
Peregrine Pharmaceuticals, Inc.	7,000	(9,730)
Pharmacyclics, Inc. (d)	15,660	(1,656,515)
Progenics Pharmaceuticals, Inc.	100	(533)
Repros Therapeutics, Inc.	6,200	(113,460)
Sangamo Biosciences, Inc.	7,400	(102,786)
Sarepta Therapeutics, Inc.	7,400	(150,738)
Spectrum Pharmaceuticals, Inc.	5,800	(51,330)
Star Scientific, Inc.	1,000	(1,160)
StemCells, Inc.	200	(246)
Synageva BioPharma Corp.	200	(12,944)
Synergy Pharmaceuticals, Inc.	29,800	(167,774)
Synta Pharmaceuticals Corp.	3,900	(20,436)
TESARO, Inc.	100	(2,824)
Threshold Pharmaceuticals, Inc.	200	(934)
Vanda Pharmaceuticals, Inc.	1,900	(23,579)
Ventrus Biosciences, Inc.	1,000	(3,820)
Vivus, Inc.	14,400	(130,752)
Zogenix, Inc.	500	(1,720)

		(9,447,339)

Chemicals — (0.0)%
Amyris, Inc.	100	(529)
Axiall Corp.	9,000	(426,960)
FMC Corp.	100	(7,531)
Praxair, Inc.	200	(26,006)
Rentech, Inc.	3,200	(5,600)
Sigma-Aldrich Corp.	100	(9,399)

		(476,025)

Consumer Discretionary Services — (0.2)%
ADT Corp. (The)	51,800	(2,096,346)
Advisory Board Co. (The)	500	(31,835)
Brady Corp. Class A	5,800	(179,394)
HMS Holdings Corp.	100	(2,258)
Weight Watchers International, Inc.	13,300	(437,969)

		(2,747,802)

Consumer Products — (0.0)%
Annie’s, Inc.	1,400	(60,256)
B&G Foods, Inc.	100	(3,391)
Flowers Foods, Inc.	1,400	(30,058)
Pinnacle Foods, Inc.	3,600	(98,856)
Snyders-Lance, Inc.	100	(2,872)

		(195,433)

Containers & Packaging — (0.0)%
Zagg, Inc.	200	(870)

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
Distributor — (0.1)%
Fastenal Co.	18,700	$(888,437)

Electrical Equipment — (0.2)%
Acuity Brands, Inc.	9,700	(1,060,404)
Babcock & Wilcox Co. (The)	800	(27,352)
Capstone Turbine Corp.	18,800	(24,252)
Honeywell International, Inc.	100	(9,118)
InvenSense, Inc.	32,400	(673,272)
Revolution Lighting Technologies, Inc.	800	(2,740)

		(1,797,138)

Engineering & Construction Services — (0.0)%
Kratos Defense & Security Solutions, Inc.	19,300	(148,224)

Hardware — (0.6)%
3D Systems Corp.	5,200	(483,236)
Acacia Research Corp.	4,700	(68,338)
Aruba Networks, Inc.	123,200	(2,205,280)
Ciena Corp.	1,600	(38,288)
Cray, Inc.	900	(24,714)
Diebold, Inc.	43,500	(1,435,935)
Fusion-io, Inc.	64,600	(575,586)
Infinera Corp.	2,000	(19,560)
IPG Photonics Corp.	200	(15,522)
Meru Networks, Inc.	200	(862)
Microvision, Inc.	1,300	(1,716)
Procera Networks, Inc.	5,500	(82,610)
Silicon Graphics International Corp.	1,100	(14,751)
Synaptics, Inc.	14,300	(740,883)
Violin Memory, Inc.	100	(396)
Vocera Communications, Inc.	1,000	(15,610)
Zebra Technologies Corp. Class A	16,200	(876,096)

		(6,599,383)

Health Care Facilities/Services — (1.3)%
BioScrip, Inc.	9,600	(71,040)
Cardinal Health, Inc. (d)	44,500	(2,973,045)
Catamaran Corp.	22,100	(1,049,308)
DaVita HealthCare Partners, Inc. (d)	59,200	(3,751,504)
Emeritus Corp.	5,300	(114,639)
Express Scripts Holding Co.	29,900	(2,100,176)
Henry Schein, Inc.	300	(34,278)
Kindred Healthcare, Inc.	8,000	(157,920)
Laboratory Corp. of America Holdings	4,900	(447,713)
Neostem, Inc.	12,100	(82,522)
UnitedHealth Group, Inc. (d)	51,500	(3,877,950)

		(14,660,095)

Home & Office Products — (0.0)%
Beazer Homes USA, Inc.	2,300	(56,166)
Hovnanian Enterprises, Inc. Class A	8,500	(56,270)
KB Home	2,900	(53,012)
M/I Homes, Inc.	2,200	(55,990)
Standard Pacific Corp.	700	(6,335)
Tile Shop Holdings, Inc.	1,000	(18,070)
Tupperware Brands Corp.	300	(28,359)
William Lyon Homes Class A	300	(6,642)

		(280,844)

Industrial Distribution — (0.0)%
Titan Machinery, Inc.	4,400	(78,408)

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
Institutional Financial Service — (0.2)%
CBOE Holdings, Inc.	400	$(20,784)
FXCM, Inc. Class A	5,400	(96,336)
Goldman Sachs Group, Inc. (The)	13,000	(2,304,380)
IntercontinentalExchange Group, Inc.	31	(6,972)
JPMorgan Chase & Co.	2,700	(157,896)

		(2,586,368)

Insurance — (0.4)%
Alleghany Corp.	600	(239,976)
Amtrust Financial Services, Inc.	30,270	(989,526)
Berkshire Hathaway, Inc. Class B	3,400	(403,104)
Chubb Corp. (The)	8,400	(811,692)
HCI Group, Inc.	100	(5,350)
Radian Group, Inc.	126,700	(1,789,004)

		(4,238,652)

Iron & Steel — (0.1)%
AK Steel Holding Corp.	66,300	(543,660)
United States Steel Corp.	6,600	(194,700)

		(738,360)

Leisure Products — (0.0)%
JAKKS Pacific, Inc.	1,300	(8,749)
Nautilus, Inc.	6,600	(55,638)

		(64,387)

Machinery — (0.1)%
Briggs & Stratton Corp.	26,100	(567,936)
Joy Global, Inc.	9,100	(532,259)

		(1,100,195)

Manufactured Goods — (0.0)%
Chart Industries, Inc.	600	(57,384)
NCI Building Systems, Inc.	4,500	(78,930)
Proto Labs, Inc.	500	(35,590)

		(171,904)

Media Content — (0.3)%
Angie’s List, Inc.	9,800	(148,470)
Bankrate, Inc.	30,900	(554,346)
Bazaarvoice, Inc.	5,300	(41,976)
CBS Corp. Class B	100	(6,359)
Dex Media, Inc.	4,100	(27,798)
Entravision Communications Corp. Class A	800	(4,872)
EW Scripps Co. Class A	100	(2,172)
John Wiley & Sons, Inc. Class A	500	(27,600)
MeetMe, Inc.	2,600	(4,758)
Millennial Media, Inc.	27,400	(199,198)
Orbitz Worldwide, Inc.	200	(1,436)
Pandora Media, Inc.	200	(5,320)
RealD, Inc.	2,600	(22,204)
Shutterfly, Inc.	100	(5,093)
Sirius XM Holdings, Inc.	66,200	(231,038)
Trulia, Inc.	23,100	(814,737)
WebMD Health Corp.	40,800	(1,611,600)
Zynga, Inc. Class A	9,000	(34,200)

		(3,743,177)

Medical Equipment/Devices — (2.2)%
Baxter International, Inc. (d)	32,300	(2,246,465)
Biolase, Inc.	3,727	(10,547)

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
BioTelemetry, Inc.	800	$(6,352)
Cepheid, Inc.	3,300	(154,176)
Cerus Corp.	2,600	(16,770)
Cytori Therapeutics, Inc.	200	(514)
DENTSPLY International, Inc. (d)	33,945	(1,645,654)
Exact Sciences Corp.	3,500	(40,915)
Hologic, Inc. (d)	131,000	(2,927,850)
IDEXX Laboratories, Inc. (d)	21,692	(2,307,378)
Illumina, Inc. (d)	17,000	(1,880,540)
ImmunoCellular Therapeutics Ltd.	6,300	(5,828)
Masimo Corp.	5,000	(146,150)
Medtronic, Inc. (d)	37,300	(2,140,647)
Mettler-Toledo International, Inc. (d)	5,900	(1,431,281)
Nanosphere, Inc.	1,300	(2,977)
Navidea Biopharmaceuticals, Inc.	9,300	(19,251)
Opko Health, Inc.	6,600	(55,704)
Pall Corp. (d)	43,267	(3,692,838)
Rockwell Medical, Inc.	5,200	(54,288)
Sequenom, Inc.	29,000	(67,860)
Stryker Corp. (d)	29,400	(2,207,175)
TearLab Corp.	6,800	(63,512)
Thermo Fisher Scientific, Inc.	1,800	(200,430)
Unilife Corp.	4,700	(20,680)
Varian Medical Systems, Inc. (d)	19,964	(1,551,003)
Volcano Corp.	4,600	(100,510)
Waters Corp. (d)	10,600	(1,060,000)

		(24,057,295)

Metals & Mining — (0.0)%
Allied Nevada Gold Corp.	83,800	(297,490)
Gold Resource Corp.	2,100	(9,513)
Golden Star Resources Ltd.	14,400	(6,336)
Hecla Mining Co.	29,100	(89,628)
Midway Gold Corp.	500	(405)
Molycorp, Inc.	12,600	(70,812)
Noranda Aluminum Holding Corp.	600	(1,974)
Paramount Gold and Silver Corp.	4,400	(4,100)
Thompson Creek Metals Co., Inc.	3,600	(7,848)
Uranerz Energy Corp.	500	(640)
Vista Gold Corp.	200	(76)

		(488,822)

Oil Gas & Coal — (0.8)%
Alon USA Energy, Inc.	24,000	(396,960)
Alpha Natural Resources, Inc.	141,500	(1,010,310)
Arch Coal, Inc.	163,800	(728,910)
BPZ Resources, Inc.	3,900	(7,098)
Clean Energy Fuels Corp.	400	(5,152)
Cobalt International Energy, Inc.	17,600	(289,520)
Comstock Resources, Inc.	48,900	(894,381)
Emerald Oil, Inc.	33,200	(254,312)
Endeavour International Corp.	8,100	(42,525)
EXCO Resources, Inc.	27,800	(147,618)
Flotek Industries, Inc.	2,900	(58,203)
FX Energy, Inc.	2,300	(8,418)
Geospace Technologies Corp.	8,800	(834,504)
Gulfport Energy Corp.	18,400	(1,161,960)
Halcon Resources Corp.	104,700	(404,142)
Harvest Natural Resources, Inc.	100	(452)
James River Coal Co.	2,200	(2,970)
Magnum Hunter Resources Corp.	39,866	(291,421)
Midstates Petroleum Co., Inc.	26,600	(176,092)

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
PBF Energy, Inc.	6,900	$(217,074)
Quicksilver Resources, Inc.	26,000	(79,820)
Royale Energy, Inc.	1,600	(4,128)
Vantage Drilling Co.	100	(184)
Walter Energy, Inc.	103,800	(1,726,194)
ZaZa Energy Corp.	200	(191)

		(8,742,539)

Real Estate Investment Trusts (REITs) — (0.6)%
American Assets Trust, Inc.	200	(6,286)
American Residential Properties, Inc.	1,300	(22,308)
AmREIT, Inc.	1,800	(30,240)
Ashford Hospitality Trust, Inc.	1,300	(10,764)
Associated Estates Realty Corp.	12,300	(197,415)
Brandywine Realty Trust	2,600	(36,634)
Campus Crest Communities, Inc.	13,900	(130,799)
Chambers Street Properties	4,000	(30,600)
Chatham Lodging Trust	3,400	(69,530)
CubeSmart	100	(1,594)
DDR Corp.	1,200	(18,444)
DiamondRock Hospitality Co.	13,400	(154,770)
Digital Realty Trust, Inc.	14,800	(726,976)
DuPont Fabros Technology, Inc.	1,900	(46,949)
Excel Trust, Inc.	4,000	(45,560)
Gaming and Leisure Properties, Inc.	1,900	(96,539)
Glimcher Realty Trust	2,900	(27,144)
Healthcare Realty Trust, Inc.	20,100	(428,331)
Kite Realty Group Trust	5,100	(33,507)
Mack-Cali Realty Corp.	7,900	(169,692)
Mid-America Apartment Communities, Inc.	876	(53,208)
National Retail Properties, Inc.	4,900	(148,617)
Prologis, Inc.	31,500	(1,163,925)
Realty Income Corp.	4,600	(171,718)
Ryman Hospitality Properties, Inc.	34,000	(1,420,520)
Silver Bay Realty Trust Corp.	29,400	(470,106)
Spirit Realty Capital, Inc.	42,700	(419,741)
STAG Industrial, Inc.	700	(14,273)
UDR, Inc.	200	(4,670)
Washington Real Estate Investment Trust	3,500	(81,760)

		(6,232,620)

Renewable Energy — (0.0)%
FuelCell Energy, Inc.	2,700	(3,807)
Gevo, Inc.	2,100	(3,003)
KiOR, Inc. Class A	3,900	(6,552)
Pacific Ethanol, Inc.	4,000	(20,360)
Plug Power, Inc.	100	(155)
SolarCity Corp.	2,700	(153,414)
Solazyme, Inc.	8,200	(89,298)
SunPower Corp.	200	(5,962)
Uni-Pixel, Inc.	2,700	(27,027)

		(309,578)

Retail Discretionary — (0.3)%
Abercrombie & Fitch Co. Class A	12,100	(398,211)
Aeropostale, Inc.	58,500	(531,765)
American Apparel, Inc.	300	(369)
Barnes & Noble, Inc.	6,900	(103,155)
bebe stores, Inc.	8,300	(44,156)
Blyth, Inc.	900	(9,792)
Bon-Ton Stores, Inc. (The)	4,900	(79,772)
Five Below, Inc.	5,400	(233,280)

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
Francesca’s Holdings Corp.	13,200	$(243,012)
GameStop Corp. Class A	10,000	(492,600)
Genesco, Inc.	400	(29,224)
Kohl’s Corp.	18,300	(1,038,525)
RadioShack Corp.	3,200	(8,320)
Sears Holdings Corp.	2,500	(122,600)
Stage Stores, Inc.	2,700	(59,994)
Ulta Salon Cosmetics & Fragrance, Inc.	700	(67,564)

		(3,462,339)

Retail Staples — (0.2)%
Big Lots, Inc.	2,600	(83,954)
Roundy’s, Inc.	12,500	(123,250)
Wal-Mart Stores, Inc.	25,400	(1,998,726)

		(2,205,930)

Semiconductors — (0.1)%
Advanced Micro Devices, Inc.	25,800	(99,846)
ANADIGICS, Inc.	300	(552)
Applied Micro Circuits Corp.	4,900	(65,562)
Cypress Semiconductor Corp.	39,100	(410,550)
GT Advanced Technologies, Inc.	10,400	(90,688)
Lam Research Corp.	100	(5,456)
Parkervision, Inc.	2,500	(11,375)
Pixelworks, Inc.	100	(482)
Rubicon Technology, Inc.	200	(1,990)
Semtech Corp.	200	(5,056)
Texas Instruments, Inc.	1,100	(48,301)
TriQuint Semiconductor, Inc.	2,900	(24,186)

		(764,044)

Software — (0.5)%
athenahealth, Inc.	3,700	(497,650)
Cerner Corp.	13,300	(741,342)
Concur Technologies, Inc.	300	(30,954)
Dealertrack Technologies, Inc.	20,200	(971,216)
Glu Mobile, Inc.	37,700	(146,653)
inContact, Inc.	700	(5,467)
Infoblox, Inc.	300	(9,906)
Intuit, Inc.	200	(15,298)
Jive Software, Inc.	9,900	(111,375)
KEYW Holding Corp. (The)	1,200	(16,128)
Manhattan Associates, Inc.	800	(93,984)
Merge Healthcare, Inc.	3,900	(9,048)
Mitek Systems, Inc.	1,400	(8,316)
Synchronoss Technologies, Inc.	40,600	(1,261,442)
Tangoe, Inc.	6,100	(109,861)
Teradata Corp.	30,500	(1,387,445)
VirnetX Holding Corp.	1,600	(31,056)
Vringo, Inc.	27,600	(81,696)

		(5,528,837)

Specialty Finance — (0.7)%
American Express Co.	1,600	(145,168)
Apollo Residential Mortgage, Inc.	26,000	(384,280)
Ares Commercial Real Estate Corp.	10,100	(132,310)
ARMOUR Residential REIT, Inc.	81,000	(324,810)
CAI International, Inc.	3,000	(70,710)
Dynex Capital, Inc.	18,500	(148,000)
Ellie Mae, Inc.	2,200	(59,114)
Fidelity National Financial, Inc. Class A	18,600	(603,570)
Golub Capital BDC, Inc.	100	(1,911)

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
Green Dot Corp. Class A	600	$(15,090)
GSV Capital Corp.	2,200	(26,598)
Harbinger Group, Inc.	2,400	(28,440)
Higher One Holdings, Inc.	1,300	(12,688)
Leucadia National Corp.	34,300	(972,062)
Main Street Capital Corp.	4,500	(147,105)
Medley Capital Corp.	1,800	(24,930)
MGIC Investment Corp.	1,800	(15,192)
Nationstar Mortgage Holdings, Inc.	100	(3,696)
New York Mortgage Trust, Inc.	4,100	(28,659)
PHH Corp.	14,200	(345,770)
Portfolio Recovery Associates, Inc.	35,445	(1,872,914)
Redwood Trust, Inc.	18,800	(364,156)
United Rentals, Inc.	100	(7,795)
Vantiv, Inc. Class A	100	(3,261)
Walter Investment Management Corp.	36,000	(1,272,960)
Western Asset Mortgage Capital Corp.	25,100	(373,488)

		(7,384,677)

Technology Services — (0.1)%
Automatic Data Processing, Inc.	300	(24,291)
Bottomline Technologies de, Inc.	17,600	(636,416)
Cyan, Inc.	200	(1,058)
FactSet Research Systems, Inc.	100	(10,858)
Fiserv, Inc.	1,500	(88,575)
Leidos Holdings, Inc.	100	(4,649)
Paychex, Inc.	4,300	(195,779)
Thomson Reuters Corp.	100	(3,782)
Virtusa Corp.	300	(11,427)

		(976,835)

Telecommunications — (0.2)%
Akamai Technologies, Inc.	6,800	(320,824)
CenturyLink, Inc.	15,200	(484,120)
Cincinnati Bell, Inc.	12,000	(42,720)
DigitalGlobe, Inc.	6,600	(271,590)
EarthLink, Inc.	5,200	(26,364)
Gogo, Inc.	100	(2,481)
Inteliquent, Inc.	900	(10,278)
Iridium Communications, Inc.	4,100	(25,666)
NII Holdings, Inc.	18,000	(49,500)
Sprint Corp.	103,400	(1,111,550)

		(2,345,093)

Transportation & Logistics — (0.0)%
Baltic Trading Ltd.	2,300	(14,812)
CH Robinson Worldwide, Inc.	4,600	(268,364)
Genco Shipping & Trading Ltd.	600	(1,500)
Macquarie Infrastructure Co. LLC	1,100	(59,873)
XPO Logistics, Inc.	1,900	(49,951)
YRC Worldwide, Inc.	5,600	(97,272)

		(491,772)

Transportation Equipment — (0.0)%
Accuride Corp.	200	(746)
Meritor, Inc.	1,200	(12,516)
Wabtec Corp.	800	(59,416)

		(72,678)

Travel Lodging & Dining — (0.2)%
Bally Technologies, Inc.	1,800	(141,210)
Choice Hotels International, Inc.	1,800	(88,398)

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Shares	Value
Dunkin’ Brands Group, Inc.	44,700	$(2,154,540)
Jamba, Inc.	2,600	(32,318)

		(2,416,466)

Utilities — (0.4)%
Atlantic Power Corp.	48,800	(169,824)
Duke Energy Corp.	18,800	(1,297,388)
Laclede Group, Inc. (The)	200	(9,108)
NRG Energy, Inc.	72,800	(2,090,816)
Pepco Holdings, Inc.	21,800	(417,034)

		(3,984,170)

Waste & Environmental Service Equipment & Facility — (0.0)%
GSE Holding, Inc.	100	(207)
Nuverra Environmental Solutions, Inc.	3,270	(54,903)

		(55,110)

Total United States		(122,199,356)

TOTAL COMMON STOCK (PROCEEDS $135,580,519)		(140,864,015)

Security Description	Principal Amount	Value

CORPORATE BONDS & NOTES — (2.0)%
Luxembourg — (0.0)%
Wireless Telecommunication Services — (0.0)%
Intelsat Jackson Holdings SA, 6.63%, 12/15/22 (d)	$500,000	$(520,000)

Total Luxembourg		(520,000)

United States — (2.0)%
Apparel & Textile Products — (0.1)%
William Carter Co. (The) 5.25%, 08/15/21 (d),(f)	850,000	(871,250)

Automotive — (0.0)%
General Motors Co., 4.88%, 10/02/23 (d),(f)	410,000	(419,225)

Casinos & Gaming — (0.1)%
MGM Resorts International, 11.38%, 03/01/18 (d)	500,000	(640,000)

Consumer Products — (0.2)%
Sun Products Corp. (The), 7.75%, 03/15/21 (d),(f)	2,430,000	(2,162,700)

Containers & Packaging — (0.2)%
Ball Corp., 4.00%, 11/15/23 (d)	1,927,000	(1,743,935)

Exploration & Production — (0.0)%
Peabody Energy Corp., 6.25%, 11/15/21 (d)	500,000	(510,000)

Financial Services — (0.3)%
Denali Borrower LLC / Denali Finance Corp., 5.63%, 10/15/20 (d),(f)	3,000,000	(2,988,750)
Nuveen Investments, Inc., 9.50%, 10/15/20 (d),(f)	850,000	(860,625)

		(3,849,375)

Food & Beverage — (0.1)%
Constellation Brands, Inc., 3.75%, 05/01/21 (d)	1,350,000	(1,275,750)

Home Improvement — (0.0)%
ServiceMaster Co., 8.00%, 02/15/20 (d)	500,000	(515,000)

Metals & Mining — (0.1)%
Steel Dynamics, Inc., 6.13%, 08/15/19 (d)	500,000	(546,250)

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Security Description	Principal Amount	Value
Pipeline — (0.5)%
Access Midstream Partners LP / ACMP Finance Corp., 4.88%, 05/15/23 (d)	$1,700,000	$(1,657,500)
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.50%, 07/15/23 (d)	3,860,000	(3,657,350)

		(5,314,850)

Retail Discretionary — (0.1)%
AmeriGas Finance LLC / AmeriGas Finance Corp., 7.00%, 05/20/22 (d)	500,000	(547,500)

Tobacco — (0.1)%
Alliance One International, Inc., 9.88%, 07/15/21 (d)	1,500,000	(1,421,250)

Wireless Telecommunication Services — (0.2)%
CenturyLink, Inc., 5.80%, 03/15/22 (d)	850,000	(847,875)
Windstream Corp., 7.50%, 06/01/22 (d)	850,000	(877,625)
Windstream Corp., 7.75%, 10/01/21 (d)	500,000	(535,000)

		(2,260,500)

Total United States		(22,077,585)

TOTAL CORPORATE BONDS & NOTES (PROCEEDS $22,521,827)		(22,597,585)

Security Description	Shares	Value
EXCHANGE-TRADED FUNDS — (5.5)%
Alerian MLP ETF	29,500	$(524,805)
Consumer Staples Select Sector SPDR Fund (d)	112,050	(4,815,909)
Financial Select Sector SPDR Fund	248,500	(5,432,210)
Health Care Select Sector SPDR Fund (d)	83,508	(4,629,684)
iShares iBoxx $ Investment Grade Corporate Bond ETF	45,692	(5,218,483)
iShares JP Morgan USD Emerging Markets Bond ETF	18,996	(2,054,607)
iShares MSCI Indonesia ETF	10,385	(237,194)
iShares MSCI Philippines ETF	7,832	(247,491)
iShares Russell 2000 ETF (d)	27,563	(3,178,290)
SPDR S&P 500 ETF Trust (d)	17,037	(3,146,223)
SPDR S&P Metals & Mining ETF	34,000	(1,430,720)
SPDR S&P Oil & Gas Exploration & Production ETF	8,180	(560,575)
SPDR S&P Regional Banking ETF	390,615	(15,862,875)
Vanguard FTSE Developed Markets ETF	243,955	(10,168,044)
Vanguard FTSE Emerging Markets ETF	101,700	(4,183,938)

TOTAL EXCHANGE-TRADED FUNDS (PROCEEDS $58,873,984)		(61,691,048)

TOTAL SECURITIES SOLD SHORT — (20.1)% (PROCEEDS $216,976,330)		$(225,152,648)

Footnote Legend:

(a)	Non-income producing.
(b)	All or a portion of this security is segregated for derivative financial instruments.
(c)	All or a portion of this security is pledged as collateral for derivative financial instruments.
(d)	Security is held by a consolidated wholly-owned subsidiary of Blackstone Alternative Multi-Manager Fund.
(e)	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
(f)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933 or exempted from registration.
(g)	Variable/floating rate interest rate security. Rate presented is as of December 31, 2013.
(h)	All or a portion of this security has been pledged as collateral in connection with open reverse repurchase agreements.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer.
(j)	Represents a step-up bond. Coupon rate increases in increments to maturity. Rate presented is as of December 31, 2013. Maturity date presented is the ultimate maturity.
(k)	Security considered illiquid.
(l)	Also represents cost for federal tax purposes.
(m)	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents cash collateral for derivatives.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Options Written Contracts Outstanding as of December 31, 2013:

Exchange-Traded Put Options Written	Strike Index	Expiration Date	Contracts	Premium (Received)	Market Value	Unrealized Appreciation (Depreciation)
10 Year U.S. Treasury Note Future	124.00 USD	02/21/14	25	$(26,120)	$(37,109)	$(10,989)
5 Year U.S. Treasury Note Future	118.75 USD	02/21/14	85	(21,073)	(29,883)	(8,810)
5 Year U.S. Treasury Note Future	118.00 USD	02/21/14	85	(10,448)	(14,609)	(4,161)
Financial Select Sector SPDR Fund	18.50 USD	03/21/14	568,744	(34,125)	(34,190)	(65)
Financial Select Sector SPDR Fund	17.50 USD	01/17/14	140,828	(16,899)	(378)	16,521
iShares MSCI Brazil Capped ETF	39.00 USD	01/18/14	347	(8,808)	(347)	8,461
iShares MSCI Brazil Capped ETF	40.00 USD	03/22/14	346	(25,950)	(18,338)	7,612

				$(143,423)	$(134,854)	$8,569

	Counterparty	Strike Index	Expiration Date	Notional Amount	Premium (Received)	Market Value	Unrealized Appreciation (Depreciation)

FX OTC Call Options Written
Call — USD/BRL Currency	JPMorgan Chase Bank, N.A.	3.30 USD	12/31/14	$1,170,000 USD	$(22,309)	$(13,885)	$8,424
Call — USD/CNY Currency	JPMorgan Chase Bank, N.A.	6.80 USD	11/05/15	9,340,000 USD	(139,721)	(53,419)	86,302
Call — USD/JPY Currency	JPMorgan Chase Bank, N.A.	110.00 USD	12/30/14	21,310,000 USD	(403,825)	(520,696)	(116,871)
Call — USD/JPY Currency	JPMorgan Chase Bank, N.A.	105.00 USD	12/30/14	21,310,000 USD	(678,297)	(925,819)	(247,522)

					$(1,244,152)	$(1,513,819)	$(269,667)

FX OTC Put Options Written
Put — USD/BRL Currency	JPMorgan Chase Bank, N.A.	2.30 USD	12/31/14	$1,170,000 USD	$(32,227)	$(13,378)	$18,849
Put — USD/JPY Currency	JPMorgan Chase Bank, N.A.	90.00 USD	12/30/14	21,310,000 USD	(492,261)	(159,169)	333,092

					$(524,488)	$(172,547)	$351,941

OTC Put Options Written
Ibovespa Brazil Sau Paulo Stock Exchange Index	JPMorgan Chase Bank, N.A.	44,200.00 USD	03/19/14	$192 USD	$(34,559)	$(14,900)	$19,659

Total Options Written Outstanding					$(1,946,622)	$(1,836,120)	$110,502

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Reverse Repurchase Agreements Outstanding as of December 31, 2013

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest
Bank of America Merrill Lynch	2.02%	12/10/2013	1/14/2014	$2,656,000	$2,658,832
Bank of America Merrill Lynch	2.02%	12/13/2013	1/14/2014	889,000	889,698
Bank of America Merrill Lynch	2.02%	12/10/2013	1/14/2014	2,953,000	2,956,148
Bank of America Merrill Lynch	2.02%	12/17/2013	1/14/2014	2,374,000	2,375,598
Credit Suisse Securities (USA) LLC	1.92%	12/20/2013	1/27/2014	4,817,000	4,819,676
Credit Suisse Securities (USA) LLC	1.92%	11/27/2013	1/02/2014	22,207,000	22,242,499
Credit Suisse Securities (USA) LLC	1.67%	12/20/2013	1/27/2014	6,644,000	6,646,330

Total Reverse Repurchase Agreements Outstanding				$42,540,000	$42,588,781

Futures Contracts Outstanding at December 31, 2013

Description	Number of Contracts	Exchange	Notional Amount	Expiration Date	Unrealized Appreciation (Depreciation)
Long Futures
TOPIX Index	7	TSE	70,000 JPY	Mar 2014	$30,058

					$30,058

Short Futures
90 Day Eurodollar	4	CME	1,000,000 USD	Mar 2017	$3,790
90 Day Eurodollar	4	CME	1,000,000 USD	Jun 2017	3,690
90 Day Eurodollar	40	CME	10,000,000 USD	Sep 2014	3,473
90 Day Eurodollar	22	CME	5,500,000 USD	Sep 2015	6,544
90 Day Eurodollar	24	CME	6,000,000 USD	Dec 2014	1,326
90 Day Eurodollar	24	CME	6,000,000 USD	Mar 2015	2,364
90 Day Eurodollar	25	CME	6,250,000 USD	Jun 2015	3,886
90 Day Eurodollar	14	CME	3,500,000 USD	Dec 2015	5,339
90 Day Eurodollar	6	CME	1,500,000 USD	Dec 2016	5,672
90 Day Eurodollar	45	CME	11,250,000 USD	Jun 2014	1,435
90 Day Eurodollar	47	CME	11,750,000 USD	Mar 2014	155
90 Day Eurodollar	13	CME	3,250,000 USD	Mar 2016	7,854
90 Day Eurodollar	12	CME	3,000,000 USD	Jun 2016	9,382
90 Day Eurodollar	11	CME	2,750,000 USD	Sep 2016	9,560
Euro Stoxx 50 Index	1,547	Eurex	15,470 EUR	Mar 2014	(3,163,983)
FTSE 100 Index	15	LIF-NYSE LIFFE	150 GBP	Mar 2014	(58,358)

					$(3,157,871)

Total Futures Contracts Outstanding					$(3,127,813)

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Forward Foreign Currency Exchange Contracts Outstanding at December 31, 2013

Currency Purchased	Amount in Currency Purchased	Currency Sold	Amount in Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	2,614,150	USD	1,100,000	State Street Bank London	01/03/14	$8,043
BRL	5,844,515	USD	2,465,000	Morgan Stanley Capital Services LLC	02/12/14	(12,233)
DKK	10,050,210	EUR	1,350,000	JPMorgan Chase Bank, N.A.	06/16/14	(1,688)
EUR	800,000	CHF	988,000	JPMorgan Chase Bank, N.A.	01/03/14	(7,002)
EUR	330,000	CHF	407,517	JPMorgan Chase Bank, N.A.	01/03/14	(2,851)
EUR	200,000	CHF	246,980	JPMorgan Chase Bank, N.A.	01/03/14	(1,728)
EUR	45,000	CHF	55,574	JPMorgan Chase Bank, N.A.	01/03/14	(393)
EUR	275,000	CHF	339,430	JPMorgan Chase Bank, N.A.	01/03/14	(2,189)
GBP	2,773,572	EUR	3,320,000	Morgan Stanley & Co., LLC	03/04/14	23,753
IDR	21,099,250,000	USD	1,850,000	Morgan Stanley Capital Services LLC	01/15/14	(122,335)
JPY	2,306,480	USD	22,032	Morgan Stanley & Co., LLC	03/31/14	(121)
NGN	124,050,000	USD	750,000	JPMorgan Chase Bank, N.A.	03/07/14	10,723
NGN	166,750,000	USD	1,000,000	JPMorgan Chase Bank, N.A.	04/07/14	13,201
NGN	84,090,000	USD	509,853	JPMorgan Chase Bank, N.A.	04/07/14	1,092
NOK	26,933,379	EUR	3,226,754	JPMorgan Chase Bank, N.A.	03/04/14	(8,278)
PHP	5,876,550	USD	135,000	Morgan Stanley Capital Services LLC	02/12/14	(1,953)
SEK	30,711,381	EUR	3,455,316	JPMorgan Chase Bank, N.A.	03/04/14	16,537
SGD	2,447,645	USD	1,950,470	JPMorgan Chase Bank, N.A.	03/04/14	(10,849)
THB	12,500,000	USD	386,638	JPMorgan Chase Bank, N.A.	03/19/14	(7,542)
ZAR	23,158,425	USD	2,256,563	Morgan Stanley Capital Services LLC	02/19/14	(63,824)
USD	1,100,000	BRL	2,470,820	State Street Bank London	01/03/14	52,710
USD	1,600,000	BRL	3,883,840	State Street Bank London	04/02/14	(11,198)
USD	4,364,665	CHF	3,917,160	Morgan Stanley & Co., LLC	03/31/14	(29,566)
USD	47,027	CHF	42,120	Morgan Stanley & Co., LLC	03/31/14	(222)
USD	172,485	CLP	92,296,800	JPMorgan Chase Bank, N.A.	03/19/14	(1,687)
USD	20,515,875	EUR	15,000,000	State Street Bank London	01/22/14	(119,432)
USD	247,310	GBP	151,142	Morgan Stanley & Co., LLC	03/31/14	(2,817)
USD	24,609	GBP	15,000	Morgan Stanley & Co., LLC	03/31/14	(215)
USD	1,914,632	IDR	21,099,250,000	Morgan Stanley Capital Services LLC	01/15/14	186,967
USD	424,453	JPY	41,209,900	JPMorgan Chase Bank, N.A.	01/10/14	33,127
USD	443,655	JPY	43,133,568	JPMorgan Chase Bank, N.A.	01/10/14	34,063
USD	19,640	JPY	1,927,458	JPMorgan Chase Bank, N.A.	01/10/14	1,337
USD	8,074,802	JPY	841,002,720	Morgan Stanley & Co., LLC	03/31/14	85,414
USD	650,000	NGN	106,892,500	JPMorgan Chase Bank, N.A.	03/07/14	(5,506)
USD	1,529,046	NGN	250,840,000	JPMorgan Chase Bank, N.A.	04/07/14	4,900
USD	557,555	PLN	1,735,000	Morgan Stanley Capital Services LLC	02/19/14	(15,060)
USD	408,732	RUB	13,481,000	Morgan Stanley Capital Services LLC	02/19/14	1,640
USD	5,238,572	SEK	34,637,456	Morgan Stanley & Co., LLC	03/31/14	(138,712)
USD	49,138	SEK	322,376	Morgan Stanley & Co., LLC	03/31/14	(909)
USD	500,000	ZAR	5,167,500	Morgan Stanley Capital Services LLC	02/19/14	10,719

Total Forward Foreign Currency Exchange Contracts Outstanding						$(84,084)

OTC Credit Default Swaps on Single-Name Issues (Buy Protection) — Outstanding at December 31, 2013

Reference Obligation	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Vinci SA	(1.00%)	12/21/18	Credit Suisse International	6,000,000 EUR	$(111,500)	$43,501	$(155,001)
ArcelorMittal SA	(1.00%)	09/21/18	Credit Suisse International	700,000 EUR	43,963	123,887	(79,924)
Vinci SA	(1.00%)	09/21/18	Credit Suisse International	1,000,000 EUR	(20,620)	6,477	(27,097)
ArcelorMittal SA	(1.00%)	06/21/18	Credit Suisse International	7,000,000 EUR	364,077	1,081,481	(717,404)
Vinci SA	(1.00%)	09/21/18	Credit Suisse International	1,000,000 EUR	$(20,620)	$11,317	$(31,937)

Total OTC Credit Default Swaps on Single-Name Issues (Buy Protection)					$255,300	$1,266,663	$(1,011,363)

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

OTC Credit Default Swaps on Single-Name Issues (Sell Protection) — Outstanding at December 31, 2013

Reference Obligation	Rating(2)	The Fund Fixed Deal (Pay) Rate	Maturity Date	Counterparty	Notional Amount(1)	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
ThyssenKrupp AG	Ba1	1.00%	09/20/18	JPMorgan Chase Bank, N.A.	1,000,000 EUR	$(70,759)	$(126,288)	$55,529
ThyssenKrupp AG	Ba1	1.00%	09/20/18	JPMorgan Chase Bank, N.A.	3,000,000 EUR	(212,277)	(378,866)	166,589
Rallye SA	NR	5.00%	09/20/18	Morgan Stanley Capital Services LLC	7,000,000 EUR	950,541	613,698	336,843
Fiat SpA	B1	5.00%	03/20/18	JPMorgan Chase Bank, N.A.	4,000,000 EUR	$512,195	$172,029	$340,166

Total OTC Credit Default Swaps on Single-Name Issues (Sell Protection)						$1,179,700	$280,573	$899,127

(1)	The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(2)	Using the higher of S&P’s or Moody’s ratings. NR represents a security that is not rated.

OTC Total Return Swaps Outstanding at December 31, 2013

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)

Buys
Allianz SE	02/09/2015	Credit Suisse Securities (Europe) Limited	$2,892,650	$—
Amadeus IT Holding SA	02/09/2015	Credit Suisse Securities (Europe) Limited	4,577,538	—
ArcelorMittal N.V.	02/09/2015	Credit Suisse Securities (Europe) Limited	6,944,943	—
Atos	02/09/2015	Credit Suisse Securities (Europe) Limited	8,504,967	—
Barclays PLC	02/09/2015	Credit Suisse Securities (Europe) Limited	3,348,844	—
Bayer AG	02/09/2015	Credit Suisse Securities (Europe) Limited	4,964,800	—
Bayer AG	08/11/2015	Morgan Stanley Capital Services LLC	5,064,002	767,277
Beam, Inc	02/09/2015	Credit Suisse Securities (Europe) Limited	2,728,730	—
Beiersdorf AG	08/11/2015	Morgan Stanley Capital Services LLC	3,280,848	319,328
BP PLC	02/09/2015	Credit Suisse Securities (Europe) Limited	2,186,653	—
Carrefour SA	02/09/2015	Credit Suisse Securities (Europe) Limited	2,105,155	—
Club Mediterranee SA	02/09/2015	Credit Suisse Securities (Europe) Limited	86,078	—
Credit Suisse Group AG	02/09/2015	Credit Suisse Securities (Europe) Limited	4,410,370	—
Deutsche Bank AG	02/09/2015	Credit Suisse Securities (Europe) Limited	3,363,924	—
Distribuidora Internacional de Alimentacion SA	02/09/2015	Credit Suisse Securities (Europe) Limited	1,093,344	—
Electricite De France EDF	02/09/2015	Credit Suisse Securities (Europe) Limited	2,306,623	—
Erste Bank	04/20/2015	Credit Suisse Securities (Europe) Limited	2,501,628	—
European Aeronautic Defence and Space Co. NV	02/09/2015	Credit Suisse Securities (Europe) Limited	5,513,796	—
Faurecia	02/09/2015	Credit Suisse Securities (Europe) Limited	587,180	—
Fresenius Medical Care AG & Co. KGaA	02/09/2015	Credit Suisse Securities (Europe) Limited	2,977,612	—
Galp Energia SGPS SA	02/09/2015	Credit Suisse Securities (Europe) Limited	1,831,434	—
GDF Suez	02/09/2015	Credit Suisse Securities (Europe) Limited	1,837,335	—
ING Groep NV	02/09/2015	Credit Suisse Securities (Europe) Limited	2,440,886	—
Indonesia Government Bond	01/31/2014	Credit Suisse International	2,113,360	(411,763)
JPMorgan	03/06/2014	JPMorgan Chase Bank, N.A.	1,684,930	(3,785)
Jazztel PLC	02/09/2015	Credit Suisse Securities (Europe) Limited	4,924,336	—
Koninklijke KPN NV	02/09/2015	Credit Suisse Securities (Europe) Limited	10,977,653	—
Lafarge SA	02/09/2015	Credit Suisse Securities (Europe) Limited	2,636,940	—
Linde AG	02/09/2015	Credit Suisse Securities (Europe) Limited	2,830,348	—
London Stock Exchange Group	02/09/2015	Credit Suisse Securities (Europe) Limited	2,421,935	—

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Reference Instrument	Termination Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)
L’Oreal	02/09/2015	Credit Suisse Securities (Europe) Limited	2,096,527	$—
Peugeot SA	02/09/2015	Credit Suisse Securities (Europe) Limited	900,261	—
Puma SE	02/09/2015	Credit Suisse Securities (Europe) Limited	1,784,234	—
Reckitt Benckiser Group PLC	02/09/2015	Credit Suisse Securities (Europe) Limited	3,531,395	—
Renault SA	02/09/2015	Credit Suisse Securities (Europe) Limited	1,874,188	—
Rexel SA	02/09/2015	Credit Suisse Securities (Europe) Limited	3,526,564	—
Rio Tinto PLC	02/09/2015	Credit Suisse Securities (Europe) Limited	1,760,524	—
Royal Dutch Shell PLC	02/09/2015	Credit Suisse Securities (Europe) Limited	4,333,911	—
RWE	02/09/2015	Credit Suisse Securities (Europe) Limited	2,140,360	—
Safran SA	02/09/2015	Credit Suisse Securities (Europe) Limited	3,600,099	—
Sanofi	02/09/2015	Credit Suisse Securities (Europe) Limited	2,224,896	—
Shire PLC	08/12/2015	Morgan Stanley Capital Services LLC	3,710,380	589,058
Societe Generale Paris	02/09/2015	Credit Suisse Securities (Europe) Limited	2,274,608	—
Stada Arzneimittel AG	08/11/2015	Morgan Stanley Capital Services LLC	9,767,229	(300,649)
Swedish Match AB	02/09/2015	Credit Suisse Securities (Europe) Limited	2,099,956	—
TIM Participacs ADR	08/14/2018	Credit Suisse Securities (Europe) Limited	3,002,643	—
UniCredito	02/09/2015	Credit Suisse Securities (Europe) Limited	3,736,046	—
Vinci SA	02/09/2015	Credit Suisse Securities (Europe) Limited	3,481,071	—
Vodafone Group PLC	02/09/2015	Credit Suisse Securities (Europe) Limited	8,709,043	—

Total Buys				$959,466

Sells
America Movil ADR	08/14/2018	Credit Suisse Securities (Europe) Limited	460,389	—
ARM Holdings PLC	02/09/2015	Credit Suisse Securities (Europe) Limited	923,157	—
AT&T, Inc	08/14/2018	Credit Suisse Securities (Europe) Limited	624,864	—
BT Group PLC	02/09/2015	Credit Suisse Securities (Europe) Limited	366,443	—
Cap Gemini SA	02/09/2015	Credit Suisse Securities (Europe) Limited	304,146	—
Casino Guichard Perrachon SA	02/09/2015	Credit Suisse Securities (Europe) Limited	1,210,045	—
Deutsche Tel	02/09/2015	Credit Suisse Securities (Europe) Limited	1,832,533	—
Fiat SpA	02/09/2015	Credit Suisse Securities (Europe) Limited	490,712	—
Fresenius Medical Care AG & Co. KGaA	08/11/2015	Morgan Stanley Capital Services LLC	4,116,002	(152,574)
Fresenius SE & Co. KGaA	08/11/2015	Morgan Stanley Capital Services LLC	4,783,353	(534,861)
Heineken NV	02/09/2015	Credit Suisse Securities (Europe) Limited	2,889,422	—
iShares MSCI Brazil ETF	08/14/2018	Credit Suisse Securities (Europe) Limited	1,196,977	—
iShares Russell 2000 ETF	12/22/2015	Morgan Stanley Capital Services LLC	1,331,609	(52,111)
Nokia OYJ	02/12/2015	Credit Suisse Securities (Europe) Limited	7,613,456	—
Orange	02/09/2015	Credit Suisse Securities (Europe) Limited	722,931	—
Pernod Ricard	02/09/2015	Credit Suisse Securities (Europe) Limited	3,116,441	—
SabMiller PLC	02/09/2015	Credit Suisse Securities (Europe) Limited	3,208,257	—
SAP AG	02/09/2015	Credit Suisse Securities (Europe) Limited	199,727	—
SPDR S&P 500 ETF Trust	12/22/2015	Morgan Stanley Capital Services LLC	1,339,169	(45,856)
Telecom Italia SpA	02/09/2015	Credit Suisse Securities (Europe) Limited	78,854	—
Telefonica SA	02/09/2015	Credit Suisse Securities (Europe) Limited	1,872,426	—
Thyssenkrupp AG	02/09/2015	Credit Suisse Securities (Europe) Limited	87,610	—
Veolia Environment SA	02/09/2015	Credit Suisse Securities (Europe) Limited	1,803,130	—
Verizon Communications, Inc.	08/14/2018	Credit Suisse Securities (Europe) Limited	668,206	—
Volkswagen AG	02/09/2015	Credit Suisse Securities (Europe) Limited	783,569	—

Total Sells				$(785,402)

Total OTC Total Return Swap Outstanding				$174,064

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Centrally Cleared Interest Rate Swaps Outstanding at December 31, 2013

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Receive	Three-Month LIBOR	2.000%	06/19/19	Credit Suisse Securities (USA) LLC	28,911,000 USD	$187,290	$(36,176)	$223,466
Receive	Three-Month LIBOR	3.000%	06/19/24	Credit Suisse Securities (USA) LLC	6,341,000 USD	172,814	104,778	68,037
Receive	Three-Month LIBOR	0.600%	06/20/16	Credit Suisse Securities (USA) LLC	31,268,000 USD	82,559	35,749	46,810
Pay	Three-Month LIBOR	4.000%	06/20/44	Credit Suisse Securities (USA) LLC	1,490,000 USD	(8,114)	28,023	(36,138)

Total Centrally Cleared Interest Rate Swaps Outstanding						$434,549	$132,374	$302,175

OTC Interest Rate Swaps Outstanding at December 31, 2013

The Fund Pays/Receives Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Pay	BRL-CDI Rate	11.015%	07/01/15	JPMorgan Chase Bank, N.A.	8,513,863 BRL	$(4,634)	$—	$(4,634)
Pay	Three- Month JIBAR- SAFEX	9.480%	08/08/23	JPMorgan Chase Bank, N.A.	35,000,000 ZAR	(2,976)	—	(2,976)

Total OTC Interest Rate Swaps Outstanding						$(7,610)	$—	$(7,610)

OTC Total Return Index Swaps Outstanding at December 31, 2013

Counterparty	Maturity	Description	Notional Amount	Value
Morgan Stanley & Co. International PLC (“Index Sponsor”)**	08/09/2018	The Fund makes payments to the Index Sponsor in exchange for receiving payments that reflect the return of a dynamically adjusted customized index (the “Index Swap”) sponsored by a third-party investment manager (the “Index Selection Agent”). The index components may include a fully diversified portfolio of derivative financial instruments.*/**	$39,600,000	$997,518

The summary below provides a breakdown of the futures contracts comprising the index components as of December 31, 2013:

Category	% Breakdown
Interest Rate	62.27%
Foreign Currency	13.34%
Metals	6.40%
Energy	6.12%
Agricultural	6.04%
Equity Index	5.48%
Other	0.35%

Total	100.00%

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

*	Derivative financial instruments that comprise the index components may include futures, options, options on futures, swap, swap on futures, and forward contracts on currencies, interest rates, interest rate instruments, commodities, equity related indices and instruments, and other indices, in all cases traded on regulated markets, such as exchanges, and/or OTC markets.

**	The value of the Index Swap reflects a deduction for fees and expenses charged by Index Sponsor and management and/or performance fees associated with the underlying index. The Fund pays the Index Sponsor a floating fee equal to the fed fund effective rate plus 0.40% on the notional amount of the Index Swap. Additionally, the value of the Index Swap is net of a quarterly management fee equal to 0.50% (2% per annum) of the market value of the index components and may also include a deduction for quarterly performance fees equal to 20% of the net of profits and losses of the index component trades closed during a calendar quarter, net of any losses carried forward. As of December 31, 2013, the Index Swap Value presented is net of fees and expenses totaling approximately $185,386. The Index Swap is held in Blackstone Alternative Multi-Manager Sub Fund II Ltd., which is a wholly-owned subsidiary of Blackstone Alternative Multi-Manager Fund.

Abbreviation Legend:
ADR	Adjustable Depository Receipt
ARM	Adjustable Rate Mortgage
BRL-CDI	Brazil Interbank Deposit Rate
CDO	Collateralized Debt Obligation
CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
FTSE	Financial Times and Stock Exchange
JIBAR	Johannesburg Interbank Agreed Rate
LIBOR	London Interbank Offered Rate
OTC	Over the Counter
REG S	Regulation-S
SAFEX	South African Futures Exchange
SPDR	Standard and Poor’s Depository Receipt
TSE	Tokyo Stock Exchange
Currency Legend:
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JPY	Japanese Yen
KRW	South Korea Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
NOK	Norwegian Krone
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
ZAR	South African Rand

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

1. Organization

Blackstone Alternative Investment Funds (the “Trust”) is a Massachusetts business trust authorized to issue an unlimited number of shares of beneficial interest, which may be divided into different series and classes. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of a single series, the Blackstone Alternative Multi-Manager Fund (the “Fund”). The Fund is a non-diversified fund that commenced operations on August 6, 2013.

The Fund’s investment objective is to seek capital appreciation. The Investment Adviser (as defined below) seeks to achieve the Fund’s objective by allocating the Fund’s assets among a variety of non-traditional or “alternative” investment strategies. The Investment Adviser allocates the Fund’s assets among investment sub-advisers (the “Sub-Advisers”) with experience managing alternative investment strategies and among investment funds and may also manage a portion of the Fund’s assets directly.

The Fund’s assets may be invested in three wholly-owned and controlled subsidiaries of the Fund (collectively, the “Subsidiaries”), each of which has the same investment objective as the Fund. One of the Subsidiaries, Blackstone Alternative Multi-Manager Sub Fund II Ltd., (the “Cayman Subsidiary”), is a Cayman Islands exempted company. Each of the other Subsidiaries, Blackstone Alternative Multi-Manager Sub Fund III L.L.C. (the “Domestic Subsidiary III”), and Blackstone Alternative Multi-Manager Sub Fund IV L.L.C. (the “Domestic Subsidiary IV”), is a Delaware limited liability company. The Cayman Subsidiary is expected to invest, directly or indirectly through the use of derivatives, in securities and commodities interests. Domestic Subsidiary III and Domestic Subsidiary IV each is expected to invest, directly or indirectly through the use of derivatives, almost entirely in securities (with only de minimis exposure to commodity interests). Except where the context otherwise requires, the term “Fund” refers to the Fund together with the Subsidiaries.

The investment adviser of the Fund is Blackstone Alternative Investment Advisors LLC (“BAIA” or the “Investment Adviser”), a registered investment adviser under the Investment Advisers Act of 1940, as amended. The Board of Trustees (the “Board” and each member a “Trustee”) of the Trust supervises the conduct of the Fund’s affairs and pursuant to the investment management agreement, has engaged BAIA to manage the Fund’s day-to-day investment activities. The Investment Adviser determines the allocations of the Fund’s assets and allocates a majority of the Fund’s assets among the Sub-Advisers. Each Sub-Adviser is responsible for the day-to-day management of the Fund’s assets that the Investment Adviser allocates to it. The Investment Adviser has the responsibility to oversee each Sub-Adviser (subject to the oversight of the Board).

Each of the Fund and the Cayman Subsidiary is a commodity pool subject to regulation by the Commodity Futures Trading Commission (“CFTC”). BAIA, the commodity pool operator of the Fund and the Cayman Subsidiary, is registered as such with the CFTC, but has claimed relief under Rules 4.12(c)(3) and 4.7 of the Commodity Exchange Act (“CEA”), respectively, from certain disclosure, reporting and recordkeeping requirements otherwise applicable to commodity pools. Neither the Domestic Subsidiary III nor the Domestic Subsidiary IV intends to invest more than a de minimis level of its net assets in “commodity interests” (as defined under the CEA). Accordingly, BAIA has claimed an exemption under Rule 4.13(a)(3) from registration as a commodity pool operator with respect to the Domestic Subsidiary III and the Domestic Subsidiary IV, and such pools are not subject to regulation by the CFTC.

Capitalized terms used, but not defined herein, shall have the meaning assigned to them in the Prospectus of the Fund.

2. Basis of Presentation

The Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. All inter-company accounts and transactions have been eliminated in consolidation.

The preparation of financial statements in accordance with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent assets and liabilities, and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates and these differences could be material.

3. Significant Accounting Policies

The net asset value (“NAV”) of the Fund’s shares is calculated as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00pm Eastern Time) on each day that the NYSE is open for business (the “Business Day”).

Valuation Policy

For purposes of calculating the NAV, the Fund values its investment in securities, securities sold short, and derivative financial instruments at fair value. U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability (i.e., the exit price) in an orderly transaction between market participants at the measurement date. The Board has established procedures for determining the fair value of securities, including securities sold short, and derivative financial instruments (together the “investments”) (the “Valuation Procedures”). The Investment Adviser’s management formed the Fair Value Committee (the “FVC”), to which the Board delegated the authority to develop Valuation Procedures and to provide oversight of the valuation and pricing function of the Fund for all investments. Pursuant to the Valuation Procedures, if market quotations are not readily available (or

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

otherwise reliable for a particular investment), the fair value will be determined, in good faith by the FVC, and such determinations shall be reported to the Board. Due to the inherent uncertainty of these estimates, estimates of fair value may differ from the values that would have been used had a ready market for these investments existed and the differences could be material.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker-dealer quotations), including where events occur after the close of the relevant market, but prior to the close of the NYSE, that materially affect the values of the Fund’s investments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the FVC and the Investment Adviser the responsibility for monitoring significant events that may materially affect the values of the Fund’s investments and for determining whether the value of the applicable investments should be re-evaluated in light of such significant events. There were no instances of such determination made as of December 31, 2013.

Fair Value Measurements

Current fair value guidance defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The hierarchy established under the fair value guidance gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement:

•	Level 1 – quoted prices are available in active markets for identical investments as of the measurement date. The Fund does not adjust the quoted price for these investments.

The types of investments categorized within Level 1 generally include actively traded domestic and certain foreign equity securities, such as common stock, ADR’s and exchange-traded funds, and derivatives financial instruments actively traded on recognized exchanges, such as futures contracts and option contracts.

•

Level 2 – quoted prices are available in markets that are not active or model inputs are based on inputs that are either directly or indirectly observable as of the measurement date. Investments in investment funds or hedge funds (“Investee Funds”) are classified as Level 2 if the Fund has the ability to redeem its investment in the Investee Fund at the reported net asset value per share (or its equivalent) at the measurement date or within 90 days thereof, upon no greater than 90 days prior written notice and there are no other potential liquidity restrictions that could be invoked within 90 days of the measurement date.

The types of investments categorized within Level 2 generally include certain foreign equities; fixed income securities including corporate and convertible bonds, loans, trade claims, foreign government obligations, U.S. Treasury obligations, and asset-backed and mortgage-backed securities; OTC derivative financial instruments such as total return swaps, interest rate swaps, credit default swaps, OTC equity options, and foreign currency options; and forward foreign currency exchange contracts.

•

Level 3—pricing inputs are unobservable and include instances where there is little, if any, market activity for the investment. Inputs reflect the best estimate of what market participants would use in determining fair value of investments as of the measurement date. Investments in Investee Funds that are subject to a minimum holding period or lockup greater than 90 days from the measurement date, are in liquidation, cannot be redeemed within 90 days of the measurement date, are subject to redemption notice periods in excess of 90 days, have limited the individual amount of shareholder redemptions and/or aggregate amount of shareholder redemptions, or have suspended redemptions are classified as Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

A description of the valuation techniques applied to the Fund’s major categories of investments measured at fair value on a recurring basis are as follows:

Exchange-Traded Securities

Equity securities, including common stock, listed preferred stock, exchange-traded funds, and derivative financial instruments, such as futures contracts and option contracts, that are traded on a recognized securities exchange or on the NASDAQ Global Market System (“NASDAQ”) are valued at the last reported sales price (or the official closing price of certain foreign exchanges) or the NASDAQ official closing price, if applicable. For equity securities traded on more than one exchange, the last reported sales price on the exchange where the equity security is primarily traded is used. Equity securities traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price or the mean for exchange-traded options. If no bid or ask price is available, the prior days’ price will be used, unless it is determined that such prior days’ price no longer reflects fair value. To the extent these securities and derivative financial instruments are actively traded and adjustments are not applied, they are categorized as Level 1 within the fair value hierarchy.

The Fund may use a third-party fair valuation service to value foreign equity securities that are primarily traded outside of North and South America. The service calculates a factor that is applied to adjust the last price of each such security in the event that there is movement in excess of a specified trigger as measured by the movement between the prior close and the current close of the U.S. market. Foreign equities for which the last price has been adjusted by such factor will generally be categorized as Level 2 within the fair value hierarchy.

OTC Derivative Financial Instruments

Derivative financial instruments, such as forward foreign currency exchange contracts, OTC options contracts, or swap agreements, derive their value from underlying referenced instruments or obligations, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued by pricing service providers or based on broker dealer quotations. Depending on the product and the terms of the transaction, the value of derivative financial instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Derivative financial instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates to produce the daily settlement price. These securities are categorized as Level 2 within the fair value hierarchy.

Fixed Income Securities

Fixed income securities, including corporate and convertible bonds, U.S. Treasury obligations, foreign debt obligations, bank loans, and trade claims, are normally valued by pricing service providers on the basis of last available bid price. In determining the value of a particular investment, pricing service providers may use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models to determine the reported price. The pricing service providers’ internal models use observable inputs such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 within the fair value hierarchy.

Investment in Investee Fund

The fair value of investments in Investee Funds is generally determined using the reported net asset value per share of the Investee Fund, or its equivalent, as a practical expedient for fair value. The Fund may, as a practical expedient, estimate the fair value of an Investee Fund based on the reported net asset value per share or its equivalent if the reported net asset value per share or its equivalent of the Investee Fund is calculated in a manner consistent with the measurement principles applied to investment companies, in accordance with Accounting Standards Codification 946, Financial Services-Investment Companies (“ASC 946”). In order to use the practical expedient, the Investment Adviser has internal processes to independently evaluate the fair value measurement process utilized by the underlying Investee Fund to calculate the Investee Fund’s net asset value or its equivalent in accordance with ASC 946. Such internal process includes the evaluation of the Investee Fund’s process and related internal controls in place to estimate the fair value of its underlying investments that are included in the net asset value calculation, performing ongoing operational due diligence, review each Investee Fund’s audited financial statements, and ongoing monitoring of other relevant qualitative and quantitative factors. If it is determined, based on due diligence and investment monitoring procedures, that the reported net asset value per share or its equivalent of an Investee Fund does not represent fair value, the FVC or the Board, shall estimate the fair value in good faith and as determined under approved policies and procedures. There were no instances of such determination made as of December 31, 2013.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Securities and Other Investments

Bank Loans

The Fund may invest in bank loans including, for example, corporate loans, loan participations, direct debt, bank debt, and bridge debt. The Fund invests in loans through novations, assignments, and participation interests. In a novation, the Fund typically assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. When the Fund takes an assignment of a loan, the Fund acquires some or all of the interest of another lender (or assignee) in the loan. In such cases, the Fund may be required generally to rely upon the assignor to demand payment and enforce rights under the loan. If the Fund acquires a participation in the loan, the Fund purchases an indirect interest in a loan held by a third party and the Fund typically will have a contractual relationship only with the third party loan investor, not with the borrower. As a result, the Fund may have the right to receive payments of principal, interest, and any fees to which it is entitled only from the loan investor selling the participation and only upon receipt by such loan investor of such payments from the borrower. In such cases, the Fund assumes the credit risk of both the borrower and the loan investor selling the participation, and the Fund may be unable to realize some or all of the value of its interest in the loan in the event of the insolvency of the third party. Changes in the financial condition of the borrower or economic conditions or other circumstances may reduce the capacity of the borrower to make principal and interest payments on such instruments and may lead to defaults.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties is reflected as a liability. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. As of December 31, 2013, the face value of open reverse repurchase agreements was $42,540,000.

Mortgage-Related and Other Asset-Backed Securities

The Fund may invest in mortgage-related securities (residential and commercial) and asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMO”), commercial mortgage-backed securities (“CMBS”), residential mortgage-backed securities (“RMBS”), collateralized debt obligations (“CDO”) and other securities that directly or indirectly represent a participation, or are secured by and payable from mortgage loans on real property. Mortgage related and other asset-backed securities represent interests in pools of mortgages, loans or other assets. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including loans made by savings and loans institutions, mortgage bankers, commercial banks and others. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. Although asset-backed securities and CMBS generally experience less prepayment risk than RMBS, each of RMBS, CMBS and asset-backed securities, like traditional fixed-income securities, are subject to credit, interest rate, prepayment and extension risks.

Small movements in interest rates (both increases and decreases) may quickly and significantly reduce the value of certain mortgage-backed securities. The Fund’s investments in asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. These securities also are subject to the risk of default on the underlying mortgage or assets, particularly during periods of economic downturn. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the U.S Government.

Mortgage-backed securities may be either pass-through securities or CMO’s. Pass-through securities represent a right to receive principal and interest payments collected on a pool of mortgages, which are passed through to security holders. CMOs are created by dividing the principal and interest payments collected on a pool of mortgages into several revenue streams (tranches) with different priority rights to portions of the underlying mortgage payments. Certain CMO tranches may represent a right to receive interest only (“IOs”), principal only (“POs”) or an amount that remains after floating-rate tranches are paid (an “inverse floater”). These securities may be extremely sensitive to changes in interest rates. Interest rates on inverse floaters, for example, vary inversely with a short-term floating rate (which may be reset periodically). Interest rates on inverse floaters will decrease when short-term rates increase, and will increase when short-term rates decrease. These securities have the effect of providing a degree of investment leverage. In response to changes in market interest rates or other market conditions, the value of an inverse floater may increase or decrease at a multiple of the increase or decrease in the value of the underlying securities. If the Fund invests in CMO tranches (including CMO tranches issued by government agencies) and interest rates move in a manner not anticipated by Fund management, it is possible that the Fund could lose all or substantially all of its investment.

Securities Sold Short

The Fund may sell securities short (a “Short Sale”). A Short Sale is a transaction whereby the Fund sells securities it does not own in anticipation of a decline in the market price of those securities, whereby the Fund’s broker will execute a stock borrow transaction to deliver the securities resulting from the Fund’s Short Sale. The Fund is obligated to repurchase the securities at the market price at the time of replacement. The Fund’s obligations to replace the securities in connection with a Short Sale are secured by collateral.

Upon entering into a Short Sale, the Fund establishes a liability to represent securities due under the Short Sale agreement. The Fund is liable to pay any dividends declared and/or interest income earned during the period the Short Sale is open. These dividends and interest are recorded as dividend and interest expense on securities sold short. Unrealized appreciation or depreciation for the difference between the proceeds received and the fair value of the open Short Sale position is recorded as net unrealized appreciation or depreciation from investments in securities. A realized gain or loss is recognized when the short position is closed as a realized gain or loss from investments in securities.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Securities Lending

The Fund may lend securities, through its agent, to certain qualified borrowers in an amount not to exceed 33 1/3% of the value of the Fund’s total assets. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the Fund on the next business day. The initial collateral received by the Fund should have a value of at least 102% of the current value of loaned securities for U.S. securities and at least 105% for all other securities. The risk of borrower default will be borne by the Fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The advantage of such loans is that the Fund continues to receive income on loaned securities while earning returns on the cash amounts which may be re-invested for the purchase of investment in securities. Income from securities lending is included in investment income. As of December 31, 2013, the market value of securities loaned amounted to $24,986,249 and the Fund has received cash collateral of $25,456,662.

4. Derivative Financial Instruments

In the normal course of business, the Fund enters into derivative financial instrument contracts for trading and/or economic hedging purposes to increase the returns of the Fund or to protect its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange risk or other risk (e.g., inflation risk). These contracts may be transacted on a recognized exchange or over-the-counter. The following disclosures contain information on how the Fund uses derivative financial instruments and how the derivative financial instruments affect the Fund’s financial positions, results of operations and cash flows. The derivative financial instruments outstanding as of period end are disclosed in the notes to the Consolidated Schedule of Investments.

Forward Foreign Currency Exchange Contracts

The Fund may enter into forward foreign currency exchange contracts to obtain investment exposure, enhance return or hedge or protect its portfolio holdings against the risk of future movements in certain foreign currency exchange rates. Forward foreign currency exchange contracts are agreements between two parties to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. The market value of a forward foreign currency contract fluctuates with the changes in foreign currency exchange rates. These contracts are valued daily and the change in market value is recorded as an unrealized gain or loss on forward foreign currency exchange contracts. When a contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. These contracts involve market and/or credit risk in excess of the amount recognized.

The use of forward foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities of the Fund, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency exchange contracts may limit the risk of loss due to a decline in the value of the currency holdings, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to losses if the counterparties to the contracts are unable to meet the terms of the contracts. The Fund’s maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Futures Contracts

The Fund may enter into futures contracts to maintain investment exposure to a target asset class or to enhance return. The Fund may be subject to fluctuations in equity prices, interest rates, commodity prices and foreign currency exchange rates in the normal course of pursuing its investment objective. Futures contracts are standardized agreements to buy or sell a security, or deliver a final cash settlement price in connection with an index, interest rate, currency, or other asset. The Fund must deposit an amount (“initial margin”) equal to a certain percentage of the face value of the futures contract. The initial margin may be in the form of cash or securities which is returned when the Fund’s obligations under the contract have been satisfied. Futures contracts are marked-to-market daily and subsequent payments (“variation margin”) are made or received by the Fund depending on whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables and as a component of net change in unrealized appreciation or depreciation on futures contracts. When the contract is closed or expires, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of futures contracts may not correspond to the change in the value of the hedge investments. In addition, losses may arise from changes in the value of the underlying instrument, if interest or exchange rates move unexpectedly or if the counterparty is unable to perform. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchanges’ clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Options Contracts

The Fund purchases and writes call and put options. An option contract purchased by the Fund gives the Fund the right, but not the obligation, to buy (call) or sell (put) an underlying instrument at a fixed exercise price during a specified period. Call options written by the Fund give the holder the right to buy the underlying instrument from the Fund at a fixed exercise price; put options written by the Fund give the holder the right to sell the underlying instrument to the Fund at a fixed exercise price. The Fund may use options to hedge against changes in values of securities or currencies it owns or expects to own, to gain or to maintain exposure to interest rates, currencies or broad equity markets, to generate additional income or to enhance returns.

Options trading involve certain additional risks. Specific market movements of the option and the instruments underlying the option cannot be predicted. No assurance can be given that a liquid secondary market will exist for any particular option or at any particular time. The Fund might not be able to enter into a closing transaction for the option as a result of an illiquid market for the option. To realize any profit in the case of an option, therefore, the option holder would need to exercise the option and comply with margin requirements for the underlying instrument. A writer could not terminate the obligation until the option expired or the writer was assigned an exercise notice. The purchaser of an option is subject to the risk of losing the entire purchase price of the option.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

The writer of an option is subject to the risk of loss resulting from the difference between the premium received for the option and the price of the futures contract underlying the option that the writer must purchase or deliver upon exercise of the option. The writer of a naked option may have to purchase the underlying contract in the market for substantially more than the exercise price of the option in order to satisfy his delivery obligations. This could result in a large net loss.

Equity, foreign currency or index options that may be purchased or sold by the Fund may include options not traded on a securities exchange. The risk of nonperformance by the counterparty on such option may be greater and the ability of the Fund to enter into a closing transaction with respect to such option may be less than in the case of an exchange traded option. Purchases of put and call options are recorded as investments, the value of which are marked-to-market daily. When a purchased option expires without being exercised, the Fund will realize a loss equal to the premium paid. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the premium initially paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying instrument and the proceeds from such sale will be decreased by the premium originally paid for the put option. When the Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid for the call option. Realized gains and losses on purchased options are included in realized gains and losses on investments.

The premium received for a written option is recorded as an asset and an equivalent liability. The liability is marked-to-market daily in accordance with the option’s valuation policy. When a written option expires without being exercised or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying instrument and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss, as adjusted for the premium received, from the sale of the underlying instrument. When a written put option is exercised, the premium received is offset against the amount paid for the purchase of the underlying instrument.

Swap Agreements

The Fund may enter into total return, interest rate, and credit default swap agreements (“Swaps”). Swaps are bilaterally negotiated agreements between the Fund and a counterparty in which the Fund and counterparty agree to make either periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the over-the-counter market or may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The Fund may enter into swap agreements for the purposes of managing exposure to interest rate, credit or market risk, or for other purposes. In connection with these agreements, securities or cash (“segregated cash” or “collateral”) may be paid or received, as applicable, by the Fund as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Securities posted by the Fund as collateral for Swaps are identified in the Consolidated Schedule of Investments.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of amounts recognized. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, or that there may be unfavorable changes in market conditions or interest rates. In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive, or the fair value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Counterparty risk related to centrally cleared swaps is mitigated due to the protection against defaults provided by the exchange on which these contracts trade.

Interest Rate Swaps: The Fund may enter into OTC and/or centrally cleared interest rate swap contracts to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating rate, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. The Fund’s maximum risk of loss from counterparty credit risk, as opposed to investment and other types of risk, in respect of interest rate swaps is typically the discounted net value of the cash flows to be received from the counterparty over the contracts remaining life, to the extent that amount is positive.

OTC and centrally cleared interest rate swaps can be purchased or sold with an upfront premium. An upfront payment received by the Fund is recorded as a liability and an upfront payment made by the Fund is recorded as an asset. OTC and centrally cleared interest rate swaps are marked-to-market daily and any change is recorded as an unrealized gain or loss on swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are recorded as a receivable or payable for variation margin. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the closing of the contract.

Total Return Swaps: The Fund may enter into total return swap agreements to obtain exposure to a security, index or market without owning such security or investing directly in that index or market or to transfer the risk/return of one market (e.g., fixed income) to another market (e.g., equity) (equity risk and/or interest rate risk). Total return swaps are agreements in which one party agrees to make periodic payments to another party based on the change in market value of the underlying instrument, which may include a specified security, index, basket of securities or securities indices during the specific period, in return for periodic payments based on a fixed or floating rate or the total return from other underlying assets. To the extent the total return of the instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swaps can also be structured without an interest payment, so that one party pays the other party if the value of the underlying instrument increases and receives payment from the other party if the value of the underlying asset decreases.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

Credit Default Swaps: The Fund may enter into OTC credit default swap contracts to hedge credit risk, to hedge market risk, or to gain exposure on single-name issues and/or baskets of securities.

In an OTC credit default swap contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructurings and obligation acceleration. OTC credit default swap contracts are marked to market daily and the change is recorded as an unrealized gain or loss on swaps. Upon the occurrence of a credit event, the difference between the par value and the market value of the reference obligation, net of any proportional amount of upfront payment, is recorded as a realized gain or loss on swaps.

OTC and centrally cleared interest rate swaps, total return swaps and credit default swaps outstanding at period end are listed in the notes to the Fund’s Consolidated Schedule of Investments.

5. Fair Value Measurements

The following table presents information about the classification of the Fund’s investments measured at fair value within the fair value hierarchy as of December 31, 2013:

Asset Description:	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stock	$382,587,504	$—	$ —	$382,587,504
Preferred Stock	1,218,656	—	—	1,218,656
Asset-Backed Securities	—	36,693,397	—	36,693,397
Convertible Bonds	—	14,859,156	—	14,859,156
Corporate Bonds & Notes	—	260,840,819	—	260,840,819
Bank Loans	—	22,416,750	—	22,416,750
Foreign Government	—	15,580,673	—	15,580,673
Mortgage-Backed Securities	—	100,217,163	—	100,217,163
Trade Claims	—	15,304,500	—	15,304,500
U.S. Government Sponsored Agencies Securities	—	29,946,480	—	29,946,480
U.S. Treasury Notes	—	2,396,290	—	2,396,290
Exchange-Traded Funds	2,317,291	—	—	2,317,291
Investment in Investee Fund (a)	—	—	27,026,000	27,026,000
Purchased Options	712,324	3,024,706	—	3,737,030
Total Investment in Securities	$386,835,775	$501,279,934	$27,026,000	$915,141,709

Forward Foreign Currency Exchange Contracts	—	484,226	—	484,226
OTC Credit Default Swaps	—	1,870,776	—	1,870,776
OTC Total Return Swaps	—	1,675,663	—	1,675,663
Interest Rate Swaps	—	442,663	—	442,663
OTC Total Return Index Swap	—	997,518	—	997,518
Total Assets	$386,835,775	$506,750,780	$27,026,000	$920,612,555

Liability Description:	Level 1	Level 2	Level 3	Total
Securities Sold Short	$202,555,063	$22,597,585	$—	$225,152,648
Options Written	100,286	1,735,834	—	1,836,120
Reverse Repurchase Agreements	—	42,540,000	—	42,540,000
Securities Lending Collateral	—	25,456,662	—	25,456,662
Forward Foreign Currency Exchange Contracts	—	568,310	—	568,310
Futures Contracts	3,127,813	—	—	3,127,813
OTC Credit Default Swaps	—	435,776	—	435,776
OTC Total Return Swaps	—	1,501,599	—	1,501,599
Interest Rate Swaps	—	15,724	—	15,724
Total Liabilities	$205,783,162	$94,851,490	$—	$300,634,652

(a)

The classification of investment in Investee Fund includes in the table above is meant to be indicative of the Fund’s classification of its investment in Investee Fund. It is not meant to be indicative of the classification of the investments in the underlying portfolio of the Investee Fund.

Blackstone Alternative Multi-Manager Fund and Subsidiaries

Consolidated Schedule of Investments (Unaudited), (continued)

December 31, 2013

The changes in investments measured at fair value for which the Fund used Level 3 inputs to determine fair value are as follows:

Investment in Securities — Investment in Investee Fund
Balance as of August 6,2013	—
Purchases	$25,000,000
Sales	—
Transfers In	—
Transfers Out	—
Net realized gain (loss)	—
Net change in unrealized appreciation	$2,026,000

Balance as of December 31, 2013	$27,026,000

Net change in unrealized appreciation/depreciation related to investments still held as of December 31, 2013	$2,026,000

The Fund recognizes transfers within the fair value hierarchy as of the beginning of the period.

U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets and/or liabilities categorized as Level 3 within the fair value hierarchy. The disclosure requirement excludes investments for which fair value is based on unobservable but non-quantitative inputs. Such items include investment in Investee Fund for which fair value is determined based on net asset value, or its equivalent, as a practical expedient for fair value. As of December 31, 2013, the Fund did not hold any Level 3 investments with significant unobservable inputs.

Major Investment Strategies

The following table summarizes investment in Investee Fund, by investment strategy, the unfunded commitment of the strategy (if applicable), and the amount of the investment in Investee Fund that cannot be redeemed because of redemption restrictions put in place by the Investee Fund. In instances where redemptions were restricted, the maximum remaining redemption restriction period is disclosed. Where the remaining redemption restriction period is not known, the date the redemption restriction commenced is disclosed.

Investment in Investee Fund by Strategy	Unfunded Commitment $	Category (A)		Category (B)		Total $ (A)+(B)
		Amount $	Maximum Remaining Redemption Restriction Period	Amount $	Redemption Restriction Commencement Date

Equity (1)(2)	N/A	$27,026,000	12 months	—	N/A	$27,026,000

Category (A) Investment in Investee Fund cannot be redeemed and the maximum remaining redemption restriction period is disclosed. The maximum remaining redemption restriction period is based on the restriction period for the Investee Fund as defined in the Investee Fund’s governing legal agreement without consideration of the length of time elapsed from the date of investment in the Investee Fund. The Fund’s investment in a particular Investee Fund classified within the strategy above may be comprised of investments with differing liquidity terms or investments which were made at differing points in time.

Category (B) Investment in Investee Fund cannot be redeemed and the remaining redemption restriction period is not known. The date the redemption restriction commenced is disclosed.

(1)

The Equity strategy generally includes equity-focused Investee Funds with a bottom-up analysis that do not actively trade exposures, with trading strategies focusing on shorter-term dynamics and appreciation for market technicals, top-down thematic/macro views, and technically driven statistical arbitrage with fundamental quantitative long/short strategies.

(2)	Investment in Investee Fund is redeemable quarterly upon 45 days’ written notice.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone Alternative Investment Funds

By:	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

February 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian F. Gavin
Brian F. Gavin, President (Principal Executive Officer)

February 26, 2014

By:	/s/ Arthur Liao
Arthur Liao, Treasurer (Principal Financial and Accounting Officer)

February 26, 2014